UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06418

LORD ABBETT MUNICIPAL INCOME TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 12/31/09

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 99.64%

Corporate-Backed 3.89%

Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		$1,500	$1,471,515
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		3,315	3,453,468
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB		3,800	3,870,452
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%	1/1/2019	AA		4,000	4,216,000
CA Pollutn Ctrl Fing Auth Browning Ferris Indl Inc Ser A AMT	5.80%	12/1/2016	BBB		1,600	1,605,264
Chicago IL O’Hare Intl Arpt Ser B (AGM)	5.00%	1/1/2020	AAA		3,500	3,764,460
DeSoto Parish LA Envr Fac Intl Paper Co Ser A AMT	4.75%	3/1/2019	BBB		6,480	5,770,958
Jay ME Solid Wst Disp Rev Intl Paper Co Pj Ser A AMT	4.90%	11/1/2017	BBB		2,890	2,692,411
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A		500	503,260
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+	(a)	750	759,720
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.375%	12/1/2014	BBB+	(a)	1,000	1,010,450
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(h)	6.20%	9/1/2020	NR		400	76,000
Mission TX Econ Dev Corp Wst Mgmt Inc Pj AMT	6.00%	8/1/2020	BBB		2,000	2,150,360
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		1,000	973,220
NH St Business Fin Auth Pub Svc Ser D Rmkt TCRS AMT (AMBAC)	6.00%	5/1/2021	A3		1,000	1,012,240
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		3,000	2,597,580
OH St Wtr Dev Auth Solid Wst Allied Wst NA Inc Pj Ser A AMT	5.15%	7/15/2015	BBB		250	251,877
Port of Corpus Christi Auth of Nueces Cnty TX Union Pacific	5.65%	12/1/2022	NR		2,400	2,458,080
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB		2,500	2,795,650
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.50%	3/1/2018	A		500	522,320
Seminole Indian Tribe FL Spl Oblig Ser A†	5.75%	10/1/2022	BBB		150	145,511
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB		250	231,642
Tulsa OK Arpts Impt Tr Rev Ser A Rmkt AMT	7.75%	6/1/2035	B-		2,500	2,446,600
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3		1,000	902,390
Yavapai Cnty AZ Indl Dev Auth Wst Mgmt Inc Pj AMT	4.00%	6/1/2027	BBB		2,000	2,011,880

Total						47,693,308

Education 7.12%

Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.00%	11/15/2015	BBB+		250	259,095
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2015	A2		1,100	1,210,891
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ Ser A (NPFGC)(FGIC)	5.00%	3/1/2013	A		150	163,295
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.00%	7/1/2021	A1		610	633,522
AZ St Univ Enrg Mgmt LLC Tempe Campus II	5.00%	7/1/2019	AA-		2,090	2,218,012
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2018	Aa3		500	573,645
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1		1,015	1,042,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	$2,000	$2,094,780
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	1,000	1,014,680
Carrollton TX Fmrs Branch Indpt Sch Dist Sch Bldg (PSF GTD)	4.50%	2/15/2019	AAA	500	538,055
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2016	A-	1,000	1,087,570
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2019	A	500	529,415
Cuyahoga OH Cmnty College Dist Ser C	5.00%	8/1/2020	AA-	1,800	1,971,396
Delaware Cnty PA Auth Univ Rev Villanova Univ (NPFGC)(FGIC)	5.00%	8/1/2010	A1	200	205,098
Harris Cnty TX Cultural Ed Facs Fin Corp Baylor College Medicine Ser D	5.00%	11/15/2019	A-	1,910	1,926,216
IL Edl Facs Auth Rev Northwestern Univ	5.50%	12/1/2013	AAA	300	333,654
IL Fin Auth Rev DePaul Univ	5.00%	10/1/2013	A-	1,225	1,343,176
IL Fin Auth Rev Inst Tech	6.50%	2/1/2023	Baa2	2,000	2,094,680
IL Fin Auth Rev Inst Tech Ser A	5.00%	4/1/2016	Baa2	1,000	989,910
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	2,500	2,703,575
IL Fin Auth Rev Univ of Chicago Ser B	5.50%	7/1/2021	Aa1	5,000	5,673,700
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2019	AAA	2,850	3,323,755
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	6.25%	6/15/2020	Ba3	3,000	2,774,490
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,128,691
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.25%	12/1/2018	Baa3	1,120	1,007,474
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	5.25%	4/1/2016	A2	1,000	1,097,810
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA	625	731,381
NC Cap Facs Fin Agy Meredith College	5.375%	6/1/2021	BBB	500	512,710
NH Hlth & Ed Facs Auth Univ Sys Ser A	5.50%	7/1/2020	A+	1,890	2,110,374
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%	12/1/2019	Baa2	5,595	6,134,526
NY St Dorm Auth Rev Non St Supp Debt St Montefiore Med Ctr (NPFGC)(FGIC)(FHA)	5.00%	2/1/2022	A	2,500	2,589,250
OH St Higher Edl Fac Rev Case Western Reserve Ser C	5.00%	12/1/2015	AA-	3,065	3,441,872
PA St Higher Edl Facs Auth Edinboro Univ	5.00%	7/1/2018	BBB-	250	241,283
PA St Higher Edl Facs Auth Ser AG	5.25%	6/15/2018	Aa3	1,000	1,146,600
PA St Higher Edl Facs Auth Ser AH	5.00%	6/15/2019	Aa3	2,455	2,737,276
PA St Higher Edl Facs Auth Temple Univ (NPFGC)	5.00%	4/1/2010	A+	250	252,355
PA St Higher Edl Facs Auth Univ of PA Ser A	5.00%	9/1/2019	AA+	3,450	3,965,154
Pierce Cnty WA Sch Dist No 416 White River (AGM)	5.00%	12/1/2015	Aa1	250	286,755
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic Ser E	4.05%	4/1/2037	A	2,500	2,572,550
TX St Univ Sys Fing Rev	5.25%	3/15/2019	AA-	5,000	5,683,050
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2020	AA	1,475	1,638,946
Univ of AR Rev Fac Fayetteville Campus (AMBAC)	5.00%	11/1/2014	Aa3	350	396,456
Univ of Co Entrprse Sys Ser A	5.00%	6/1/2018	AA-	1,250	1,431,437
Univ of MN Spl Purp Rev St Supp Stadium Debt	5.00%	8/1/2018	AA+	1,000	1,107,740
Univ of Pittsburgh PA Cap Pj Ser B	5.00%	9/15/2019	AA	2,000	2,272,680
Univ of TX Rev Ser A	5.25%	8/15/2019	AAA	5,000	5,794,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

Univ of Western MI Rev (AG)	5.25%	11/15/2020	AAA	$3,980	$4,310,738

Total					87,296,159

General Obligation 16.46%

AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2022	AA	500	536,725
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.25%	8/1/2019	BBB+	875	958,038
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.50%	8/1/2020	BBB+	730	808,344
Arlington TX (AGM)	5.00%	8/15/2011	AAA	325	346,119
Atlantic Cnty NJ	5.00%	2/1/2018	AA	885	1,017,157
Bexar Cnty TX Ltd Tax Pass Thru	5.25%	6/15/2020	AA+	3,190	3,517,517
Birmingham AL Cap Impt Ser A (AMBAC)	5.00%	12/1/2018	AA	1,000	1,091,890
Boone McHenry & DeKalb Cntys IL Comnty Unit Sch Dist No 100 Ser A (NPFGC)	5.00%	1/1/2018	A+	2,500	2,590,250
Brevard Cnty FL Sch Brd COP Ser B (NPFGC)(FGIC)	5.00%	7/1/2019	A2	3,500	3,589,915
Broward Cnty FL Pks & Land Preservation Pj	5.00%	1/1/2019	AA+	2,040	2,139,756
CA St	5.00%	8/1/2018	A	3,000	3,130,470
CA St (AGM)	5.00%	8/1/2016	AAA	2,000	2,165,300
CA St Var Purp	5.25%	10/1/2020	A	10,000	10,512,800
Chandler AZ	4.00%	7/1/2020	AAA	3,375	3,556,271
Chesterfield Cnty SC Sch Dist (AGM)	5.375%	3/1/2018	AAA	2,050	2,174,476
Chicago IL Pk Dist Ser F	5.50%	1/1/2022	AA+	1,750	1,977,517
Cleveland OH Var Purp Ser A (AG)	5.25%	12/1/2020	AAA	1,415	1,558,736
Cook Cnty IL Cmnty Consolidated Sch Dist No 64 (AGM)	5.50%	12/1/2016	Aa3	1,580	1,824,584
Cook Cnty IL Ser A	5.00%	11/15/2019	AA	1,405	1,540,063
Crawford Cent Sch Dist PA Ser C	5.00%	2/1/2019	A1	1,775	1,949,926
Desert Sands CA Unif Sch Dist Election 2001	5.75%	8/1/2019	AA-	675	773,672
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2021	AAA	3,500	3,849,790
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016	AAA	1,000	1,116,460
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	5.00%	8/1/2017	Aa1	500	545,910
Garland TX Indpt Sch Dist Sch Bldg Ser A	5.00%	2/15/2020	Aa1	2,000	2,250,460
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,143,160
Hancock Cnty MS Sch Dist (AMBAC)	5.00%	4/15/2010	A3	160	161,830
Hemet CA Unif Sch Dist 2002 Election Ser C (NPFGC)	5.00%	8/1/2011	A	200	212,426
HI St Ser DR	5.00%	6/1/2018	AA	5,000	5,721,750
Hoffman Estates Vlg IL Ser A	5.25%	12/1/2020	AA+	1,205	1,354,275
Houston TX Pub Impt Ser A	5.00%	3/1/2022	AA	7,285	8,032,150
Houston TX Pub Impt Ser A (AMBAC)	5.00%	3/1/2018	AA	2,500	2,760,850
IL St 1st Ser (NPFGC)	5.375%	4/1/2016	A+	4,465	5,034,064
IL St 1st Ser (NPFGC)	5.50%	8/1/2016	A+	2,255	2,560,056
Iron Cnty UT Sch Dist Sch Bldg UT Sch Bd Pg	5.00%	1/15/2021	Aaa	1,210	1,320,170
Jackson MS Pub Sch Dist (AGM)	5.00%	10/1/2018	Aa3	2,655	2,809,999
Jersey City NJ Pub Impt Ser A (NPFGC)	5.25%	9/1/2015	A1	250	281,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

Kane Cnty IL Sch Dist No 131 Aurora East Side Ser C (AG)	5.00%	6/1/2019	AAA	$2,730	$2,928,471
King Cnty WA Sch Dist No 414 Lake Washington	5.00%	12/1/2019	AA+	2,500	2,825,475
King Cnty WA Sch Dist No 414 Lake Washington (AGM)	5.00%	12/1/2016	AAA	4,125	4,724,321
KY St Ppty & Bldgs Commn Pj No 89 (AGM)	5.00%	11/1/2014	AAA	2,000	2,262,500
Lancaster CA Sch Dist (AG)	5.00%	8/1/2017	AAA	1,125	1,227,735
Las Vegas-Clark Cnty NV Library Dist Medium Term	5.00%	1/1/2019	AA	3,500	3,670,345
Lexington-Fayette Urban Cnty KY Govt Ser A	4.00%	2/1/2018	AA+	1,165	1,259,202
Los Angeles CA Unif Sch Dist Ser A (NPFGC)	5.00%	7/1/2018	AA-	500	540,770
Luzerne Cnty PA Ser B (AGM)	4.50%	12/15/2014	AAA	1,045	1,156,428
Luzerne Cnty PA Ser B (AGM)	4.50%	12/15/2015	AAA	1,090	1,194,520
MA St Ser C (AGM)	5.50%	12/1/2017	AAA	1,600	1,895,600
Maricopa Cnty AZ Sch Dist No 6 Washington Elem Sch Impt Pj of 2001 Ser B (AGM)	5.00%	7/1/2017	AAA	400	451,280
Maricopa Cnty AZ Unif Sch Dist No 41-Gilbert Sch Impt Ser A (NPFGC)(FGIC)	5.00%	7/1/2018	AA-	2,400	2,588,208
MD St Loc Facs Ln 2nd Ser A	5.00%	8/1/2015	AAA	1,450	1,682,319
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2020	AA+	3,565	3,959,824
Memphis TN Gen Impt (NPFGC)	5.00%	10/1/2018	AA	3,295	3,588,354
Metro Govt Nashville & Davidson Cnty TN	5.00%	5/15/2020	AA	5,225	5,862,554
Miami-Dade Cnty FL Bldg Better Cmntys Pg Ser B	5.25%	7/1/2019	AA-	3,225	3,502,995
Middlesex Cnty NJ Impt Auth Cnty Open Space Tr Fd GTD	5.00%	9/15/2014	AAA	1,005	1,160,303
Mobile AL Ser B	5.00%	2/15/2018	AA-	1,000	1,126,100
MS Dev Bk Spl Oblig Harrison Cnty Pj Ser D (AG)	5.00%	10/1/2020	AAA	1,495	1,622,030
MS Dev Bk Spl Oblig Jackson GTD	5.50%	1/1/2019	AA-	1,120	1,236,861
NC Infrastr Fin Corp Cap Impt Ser A (AGM)	5.00%	5/1/2017	AAA	2,000	2,247,060
New York City NY Ser G	5.00%	8/1/2015	AA	1,000	1,123,670
New York City NY Ser H-1	5.00%	3/1/2015	AA	1,665	1,869,295
New York City NY Ser I	5.00%	8/1/2015	AA	2,500	2,752,350
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AGM)	5.00%	10/1/2020	AAA	475	523,916
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,320	1,431,675
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	1,920	2,082,436
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	770	835,144
Oak Ridge TN	4.00%	6/1/2018	AA	2,120	2,269,863
Octorara PA Area Sch Dist Ser B (FSA)	5.00%	6/1/2019	AAA	2,890	3,219,980
Onondaga Cnty NY Ser A	5.00%	3/1/2020	AA+	1,150	1,310,137
Philadelphia PA (CIFG)	4.50%	8/1/2012	Baa1	250	259,265
Philadelphia PA Ser A (AGM)	5.00%	12/15/2015	AAA	1,315	1,438,413
Phoenix AZ Ser B	5.00%	7/1/2019	AAA	500	560,905
Phoenix AZ Var Purp Ser A	5.00%	7/1/2016	AAA	2,525	2,891,024
Plainfield Vlg IL Ser A (NPFGC)	5.00%	12/15/2019	AA	1,940	2,101,001
Pocono Mountain PA Sch Dist Nts Ser A (AGM)	5.00%	9/1/2021	Aa3	1,440	1,547,266
Puerto Rico Comwlth (FGIC)	5.50%	7/1/2012	BBB-	1,500	1,588,815
Puerto Rico Comwlth Pub Impt Ser A (AGM)	5.00%	7/1/2018	AAA	3,000	3,158,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

Puerto Rico Comwlth Pub Impt Ser A (XLCA)	5.50%	7/1/2017	BBB-	$2,705	$2,833,271
River Rouge MI Sch Dist (NPFGC)(FGIC)	5.00%	5/1/2011	AA-	300	315,522
San Bernardino Cmnty College Dist CA Election 2002 Ser A	6.00%	8/1/2021	AA-	750	879,878
Shelby Cnty TN	5.00%	4/1/2019	AA+	1,500	1,722,120
Suffolk Cnty NY Pub Impt Ser B	5.00%	11/1/2019	AA	2,450	2,776,364
Territory of Guam Ser A	5.75%	11/15/2014	B+	2,000	2,097,220
Three Rivers MI Cmnty Schs (AGM)	5.00%	5/1/2017	AAA	500	567,015
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2019	BBB	3,000	3,048,360
WA St Var Purp Ser A	5.00%	7/1/2016	AA+	3,100	3,551,391
WA St Var Purp Ser D (AMBAC)	5.00%	1/1/2017	AA+	3,000	3,284,040
Washoe Cnty NV Sch Dist Ser B (NPFGC)	5.00%	6/1/2014	AA	300	334,659
WI St Ser 1 (AMBAC)	5.00%	5/1/2015	AA	4,000	4,563,520
WI St Ser 1 (NPFGC)	5.50%	5/1/2014	AA	1,000	1,160,300
Williamson Cnty TX (NPFGC)	5.25%	2/15/2018	AA+	500	570,835
Worcester MA Muni Purp Ln Ser A (FSA)	5.25%	10/1/2019	AAA	1,000	1,076,780
Worcester MA Muni Purp Ln Ser A (FSA)	5.25%	10/1/2020	AAA	1,195	1,275,818
Yavapai Cnty AZ Unif Sch Dist No 22 Humboldt Sch Impt Pj of 2006 Ser B (AG)	5.00%	7/1/2018	Aa3	1,070	1,172,955

Total					201,821,097

Healthcare 17.38%

Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	BB	3,250	2,898,090
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	Aa3	750	811,267
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser B	5.00%	6/15/2013	Aa3	1,000	1,075,090
Alton IL Hosp Fac Rev St. Anthony’s Hlth Ctr	6.00%	9/1/2010	NR	485	485,160
AZ Univ Med Ctr Corp	6.00%	7/1/2024	BBB+	1,000	1,070,900
Blount Cnty TN Hlth & Edl Facs Brd Asbury Inc Ser A	5.125%	4/1/2023	NR	4,850	4,098,929
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser K	5.125%	7/1/2022	A	2,000	2,024,280
CA Hlth Facs Fing Auth Episcopal Home Ser B(d)	5.50%	2/1/2024	A	2,000	1,994,100
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.00%	10/1/2020	AA	1,000	1,125,750
CA Hlth Facs Fing Auth Scripps Hlth Ser A	5.50%	10/1/2020	AA-	2,000	2,138,540
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2016	Baa2	2,000	1,983,420
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2017	Baa2	2,245	2,197,877
CA Statewide Cmntys Dev Auth CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Ba1	250	229,995
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2019	A+	6,000	6,359,220
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.25%	11/15/2019	BBB	1,600	1,680,304
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	4.80%	7/15/2017	NR	225	215,264
Charlotte-Mecklenburg Hosp Auth NC Carolina Hlthcare Ser A	5.25%	1/15/2023	AA-	2,895	3,085,520
Charlotte-Mecklenburg Hosp Auth NC Carolina Ser A	5.00%	1/15/2019	AA-	4,455	4,798,926
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2019	BBB-	550	543,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)

CT St Hlth & Edl Facs Auth Quinnipiac Univ Hlth & Ed K1 (NPFGC)	5.00%	7/1/2014	A		$1,500	$1,657,530
Delaware Cnty PA Auth Hosp Rev Crozer Keystone Oblig Grp Ser A	5.00%	12/15/2019	BBB-		1,000	907,050
Doylestown PA Hosp Auth Hosp Ser A (AG)	5.00%	7/1/2022	AAA		1,000	1,004,800
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		1,000	1,047,730
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.50%	1/1/2018	BBB-	(a)	3,535	3,507,957
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.65%	1/1/2019	BBB-	(a)	2,000	1,979,200
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	4.75%	8/1/2019	A2		3,840	3,883,008
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser A	5.25%	12/1/2014	A		1,415	1,514,432
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR		1,100	1,113,684
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	BBB+		205	206,005
IA Fin Auth Hlth Facs Rev Ser A Rmkt (AG)	5.00%	8/15/2018	Aa3		2,070	2,242,948
IL Fin Auth Rev Edward Hosp Ser A Rmkt (AMBAC)	6.00%	2/1/2028	A+		1,400	1,453,368
IL Fin Auth Rev Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AA		1,000	1,019,280
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	6.00%	11/1/2019	A-		1,000	1,092,150
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	5.50%	11/15/2013	NR		250	101,760
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2016	AAA		2,000	2,152,100
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2017	AAA		2,000	2,143,020
IL Hlth Facs Auth Rev Loyola Univ Hlth Sys Ser A	5.75%	7/1/2011	Baa3		110	111,670
IN Bd Bk Rev Spl Pg Hendricks Regl Hlth Ser A	5.00%	2/1/2019	AA		1,765	1,944,659
IN Hlth & Edl Facs Fing Auth St. Francis Ser E Rmkt (AGM)	5.25%	11/1/2022	Aa3		1,000	1,062,920
IN Hlth Fac Fing Auth Rev Ascension Hlth Ser A2 Rmkt	3.75%	11/15/2036	Aa1		4,600	4,716,150
IN Hlth Fac Fing Auth Rev Ascension Hlth Ser A3 Rmkt	5.00%	11/1/2027	Aa2		1,000	1,042,960
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR		940	891,994
Kalamazoo MI Hosp Fin Auth Bronson Hosp Ser A Rmkt (AGM)	5.25%	5/15/2014	AAA		2,000	2,169,720
Kenai Peninsula AK Cent Kenai Peninsula Hosp Svc Area (NPFGC)(FGIC)	5.00%	8/1/2016	A3		2,585	2,697,215
KS St Dev Fin Auth Hosp Rev Adventist Hlth	5.25%	11/15/2019	A+		1,580	1,702,118
KS St Dev Fin Auth Hosp Rev Adventist Sunbelt Ser D	5.00%	11/15/2020	A+		1,775	1,853,561
LA Pub Facs Auth Rev Christus Hlth Ser A	5.25%	7/1/2020	A+		3,200	3,281,696
Lufkin TX Hlth Facs Dev Corp Mem Hlth Sys of East TX	6.00%	2/15/2024	BBB+		7,500	7,492,350
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR		5,000	4,996,950
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys(d)	5.00%	7/1/2020	A		4,905	5,065,835
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys(d)	5.00%	7/1/2021	A		5,550	5,706,177
MD St Hlth & Higher Edl Facs Auth Washington Cnty Hosp	5.75%	1/1/2033	BBB-		250	248,420
ME Hlth & Higher Edl Facs Auth Ser A (NPFGC)	5.375%	7/1/2018	Aa3		2,700	2,880,765
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+		3,490	3,780,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)

NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A1	$1,500	$1,622,655
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2015	AA-	1,500	1,684,680
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2016	AA-	2,000	2,237,060
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.00%	7/1/2018	BBB-	3,000	3,011,820
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	Baa2	2,045	2,049,151
NJ Hlthcare Facs Fing Auth Virtua Hlth (AG)	5.50%	7/1/2020	AAA	5,455	5,885,509
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.00%	8/15/2019	BBB+	2,000	2,011,020
NY St Dorm Auth Rev Good Samaritan Hosp Med Ctr Ser A (NPFGC)	5.75%	7/1/2014	A	1,500	1,519,125
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Ba1	1,000	907,620
NY St Dorm Auth Rev Non St Supp Debt North Shore L I Jewish Ser E	5.00%	5/1/2019	A-	4,000	4,092,480
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	999,100
OH St Higher Edl Fac Commn Hosp Cleveland Clinic Hlth Pj Ser A	5.00%	1/1/2015	Aa2	1,000	1,097,320
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B	5.00%	1/1/2022	Aa2	3,000	3,136,920
Orange Cnty FL Hlth Facs Auth Orlando Hlth Inc	5.25%	10/1/2020	A	5,000	5,083,450
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hosp Sys Ser A	6.625%	11/15/2023	BBB	2,000	2,001,080
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2011	BBB+	250	254,815
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2019	BBB+	3,620	3,500,576
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2017	A3	2,000	2,064,020
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2017	AA	4,000	4,218,080
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2019	AA-	5,130	5,419,537
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2022	AA-	2,710	2,810,812
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	5.00%	11/15/2017	BB+	2,900	2,701,234
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.00%	9/1/2022	BBB+	3,300	3,133,449
Tarrant Cnty TX Cultural Ed Facs Fin Corp Buckner Ret Svcs Inc Pj	5.00%	11/15/2011	A-	250	256,603
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	5.75%	7/1/2018	AAA	3,500	3,810,660
Territory of Guam Oblig Rev Section 30 Ser A	5.375%	12/1/2024	BBB-	1,000	999,440
Territory of Guam Oblig Rev Section 30 Ser A	5.50%	12/1/2019	BBB-	1,000	1,035,460
Univ of AL Ser A	5.00%	9/1/2016	A+	2,320	2,506,250
Univ of AL Ser A	5.25%	9/1/2017	A+	1,180	1,290,177
WI Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-	1,110	1,153,190
WI Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2020	AA-	1,500	1,546,905
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%	8/15/2025	A3	2,000	2,031,320
WI St Hlth & Edl Facs Auth Ministry Hlth Rmkt (AGM)	5.00%	8/1/2016	AAA	2,230	2,420,665
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR	2,000	1,981,020
WI St Hlth & Edl Facs Auth Synergy Hlth Inc	6.00%	11/15/2023	AA-	3,490	3,630,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)

WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2017	BBB+	$8,160	$8,073,994
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	BBB+	2,000	1,969,980
WV St Hosp Fin Auth Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,543,456

Total					213,178,681

Housing 2.01%

CA Hsg Fin Agy Rev Home Mtg Ser B AMT (AGM)	0.47%#	8/1/2033	AAA	3,000	3,000,000
CA Hsg Fin Agy Rev Multi Fam Hsg Ser A AMT	0.36%#	2/1/2026	AA-	8,000	8,000,000
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2018	BBB	1,000	935,920
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2016	A-	300	308,418
WI Hsg & Econ Dev Auth Ser A AMT	6.25%#	10/1/2040	Aa3	7,420	7,420,000
WI Hsg & Econ Dev Auth Ser C AMT	6.25%#	10/1/2048	Aa3	5,000	5,000,000

Total					24,664,338

Lease Obligations 7.43%

Arkansas KS Pub Bldg Commn South Cent Regl Med Ctr	6.25%	9/1/2024	Baa3	2,335	2,385,646
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2016	AAA	4,500	4,905,000
CA St Pub Wrks Brd Dept Gen Svcs Bldgs 8 & 9 Ser A	5.00%	4/1/2020	A-	4,085	4,039,575
CA St Pub Wrks Brd Dept Hlth Svcs Richmond Lab Ser B (XLCA)	5.00%	11/1/2017	A-	315	319,583
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.25%	10/1/2019	A-	11,370	11,594,899
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2016	AA-	2,200	2,416,744
Goodyear AZ Pub Impt Corp	6.375%	7/1/2019	AA-	500	584,735
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.50%	12/1/2017	AA	3,000	3,411,000
Gwinnett Cnty GA Dev Auth Pub Schs Pj COP (NPFGC)	5.25%	1/1/2020	AA+	5,000	5,575,750
IN Fin Auth Lease Rev Ser A1	5.00%	11/1/2015	AA+	1,000	1,102,660
KY St Ppty & Bldgs Commn	5.75%	11/1/2019	Aa3	3,425	3,971,424
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.00%	2/1/2015	AAA	1,315	1,482,610
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.25%	2/1/2020	AAA	2,000	2,248,420
Montgomery Cnty VA Indl Dev Auth Pub Pjs	5.00%	2/1/2018	AA-	1,000	1,088,500
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2018	AAA	400	443,536
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.25%	12/15/2020	AA-	8,125	8,896,875
NJ Econ Dev Auth Sch Facs Constr Ser W	5.00%	3/1/2013	AA-	1,500	1,651,290
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2018	AA-	1,425	1,552,281
NJ Sports & Exposition Auth Ser B	5.00%	9/1/2018	AA-	5,000	5,473,450
North Charleston SC Convtn Ctr COP	5.00%	10/1/2016	AA-	2,010	2,248,245
North Charleston SC Convtn Ctr COP	5.00%	10/1/2017	AA-	2,535	2,827,007
Northwest Allen IN Sch Bldg Corp First Mtg (AGM)	5.00%	7/15/2020	AAA	3,140	3,369,283
NY St Dorm Auth Rev St Mental Hlth Svcs Facs Impt Ser A (AGM)	5.00%	2/15/2016	AAA	2,775	3,094,069
PA St Indl Dev Auth Econ Dev	5.00%	7/1/2013	A-	2,000	2,157,600
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	200	201,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)

Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	7.00%	7/1/2021	BBB-	$5,000	$5,403,650
VA College Bldg Auth Pub Higher Ed Fing Pg Ser A	5.00%	9/1/2016	Aa1	5,475	6,294,443
WI St Rev Ser A	5.25%	5/1/2020	AA-	2,175	2,427,670

Total					91,167,247

Other Revenue 6.26%

Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	1,200	1,040,004
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.00%	8/1/2018	NR	1,900	1,803,556
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2018	BBB-	1,400	1,465,212
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2019	BBB-	2,715	2,801,310
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%	7/1/2014	A+	200	224,920
CA St Pub Wrks Brd Dept Corrections & Rehab F (NPFGC)(FGIC)	5.25%	11/1/2017	A	250	257,080
Cumberland Vly PA Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,190,590
Dallas TX Civic Ctr (AG)	5.00%	8/15/2021	AAA	3,800	4,100,504
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2020	A+	4,000	4,247,040
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2022	A+	2,405	2,531,647
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A (NPFGC)	5.00%	3/1/2012	A+	350	372,390
FL St Dept of Envr Protn FL Forever Ser B (NPFGC)	5.00%	7/1/2012	AA-	300	324,381
Garza Cnty TX Pub Fac Corp	5.25%	10/1/2017	BBB	1,000	929,430
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2019	BBB	1,600	1,483,536
Houston TX Util Sys Rev 1st Lien Ser A (NPFGC)	5.25%	5/15/2017	AA	2,400	2,686,800
LA Pub Facs Auth Rev Cleco Pwr LLC Pj	7.00%	12/1/2038	BBB	3,500	3,803,765
Manatee Cnty FL Transn Rev (AMBAC)	5.00%	10/1/2019	AA-	2,030	2,114,895
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.25%	7/1/2018	NR	250	150,760
MI St (NPFGC)(IBC)	5.50%	12/1/2013	A	100	113,964
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	4.675%	4/1/2014	A+	200	182,578
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.50%	5/1/2019	BBB+	3,225	3,824,753
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%	6/1/2034	Baa2	10,000	10,496,700
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018	A+	2,500	2,855,050
NJ Econ Dev Auth Cigarette Tax	5.625%	6/15/2019	BBB	3,000	3,003,060
NM Fin Auth Rev Sub Lien Pub Pj Revolving Fd Ser C (NPFGC)	5.00%	6/15/2015	AA-	2,145	2,417,372
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	BBB	3,000	3,297,390
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser B	5.25%	3/1/2023	Baa1	2,000	2,087,240
OR St Dept Admin Svcs (AGM)	5.00%	9/1/2012	AAA	100	110,472
Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.30%	8/15/2017	BBB-	215	196,669
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2019	A+	8,450	8,985,138
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA	2,315	2,369,264
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.00%	12/1/2012	NR	250	241,420
Western Generation Agy OR Wauna Cogeneration PJ B AMT	5.00%	1/1/2012	NR	2,980	2,975,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)

Willacy Cnty TX Loc Govt Corp Pj Ser A-2	6.00%	9/1/2010	NR	$105	$104,554

Total					76,789,063

Pre-Refunded 0.62%

IL St Toll Hwy Auth Ser A-1 (AGM)	5.00%	1/1/2026	AAA	5,000	5,822,200
Metro Transn Auth NY Svc Contract Ser 8 (NPFGC)(IBC)	5.375%	7/1/2021	AAA	520	597,558
Milledgeville-Baldwin Cnty GA Dev Auth College & St Univ Fndtn	5.50%	9/1/2024	AAA	1,000	1,185,940

Total					7,605,698

Special Tax 1.26%

Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	6.75%	1/1/2020	NR	3,000	2,972,130
Goodyear AZ Pub Impt Corp Ser A (NPFGC)	5.00%	7/1/2022	AA-	500	514,775
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	5,000	4,802,850
Kansas City MO Tax Incr Maincor Pj Ser A	5.25%	3/1/2018	NR	120	111,689
Mesquite NV Redev Agy Tax Alloc	7.00%	6/1/2019	A-	1,700	1,761,472
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	A+	1,000	1,093,280
Orange Cnty FL Tourist Dev (AMBAC)	5.00%	10/1/2013	A+	1,265	1,390,374
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.50%	9/1/2020	NR	500	475,635
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	Ba3	2,000	1,782,400
Tempe AZ Pier Twn Lake Impt Dist	5.00%	1/1/2018	Aa3	500	559,615

Total					15,464,220

Tax Revenue 5.33%

AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2016	AA	3,500	3,931,095
Bay Area Govt Assoc CA Infrastr Fing Auth St Acceleration Nts (NPFGC)(FGIC)	5.00%	8/1/2017	A	500	504,860
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AAA	635	698,259
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AAA	390	428,852
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2024	AAA	515	566,304
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AAA	460	505,825
Denver CO City & Cnty Excise Ser A (AG)	6.00%	9/1/2023	AAA	3,000	3,409,410
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2014	AA-	5,000	5,456,300
FL St Dept of Envr Protn FL Forever Ser A (NPFGC)(FGIC)	5.00%	7/1/2014	AA-	4,000	4,365,720
MI St Trunk Line (NPFGC)(FGIC)	5.00%	11/1/2012	AA+	350	382,060
Nassau Cnty NY Interim Fin Auth Sales Tax Secd Ser A	5.00%	11/15/2021	AAA	1,000	1,123,880
New York City NY Transnl Fin Auth Fiscal 2009 Ser S1	5.00%	7/15/2016	AA-	3,055	3,391,692
New York City NY Transnl Fin Auth Sub Future Tax Secd Ser B	5.00%	11/1/2016	AAA	5,000	5,721,750
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2024	BBB	5,325	5,236,339
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AG)	5.00%	10/1/2017	AAA	5,000	5,511,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tax Revenue (continued)

NY St Loc Govt Assistance Svcs Corp Ser C	5.00%	4/1/2016	AAA	$5,000	$5,711,250
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser A	5.25%	9/1/2021	A	6,415	6,635,484
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2019	A+	3,895	4,154,329
TX St Transn Commn 1st Tier	5.00%	4/1/2017	AAA	2,365	2,710,243
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2018	A	1,000	1,021,130
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2019	BBB	2,500	2,774,700
Volusia Cnty FL Sales Tax Rev Sub Lien Sales Tax (AGM)	5.00%	10/1/2015	Aa3	1,000	1,103,520

Total					65,344,302

Tobacco 0.75%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BBB	445	399,837
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2014	BBB	2,500	2,596,850
NY Tob Sttlmnt Fing Corp Asset Bkd Ser A1	5.50%	6/1/2019	AA-	1,000	1,063,600
SC Tob Sttlmnt Rev Mgmt Auth	5.00%	6/1/2018	BBB	5,080	5,099,761

Total					9,160,048

Transportation 9.50%

Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	BBB	3,000	2,916,240
Camino Real Regl Mobility Auth TX St Spur 601	5.25%	8/15/2018	A	500	507,555
Clark Cnty NV Arpt Rev Sys Sub Lien Ser A (AMBAC)	5.00%	7/1/2016	Aa3	250	270,835
Clark Cnty NV Arpt Rev Sys Sub Lien Ser C (AGM)	5.00%	7/1/2022	AAA	3,905	4,188,425
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	3,300	3,264,426
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2018	A	10,900	6,576,624
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	A	2,000	2,124,520
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2020	AA-	500	543,910
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds Ser A	5.00%	6/1/2019	AA-	3,575	4,075,178
HI St Hwy Rev	5.00%	1/1/2016	AA+	1,150	1,313,726
Jacksonville FL Transn Rev (NPFGC)	5.00%	10/1/2016	AA-	1,370	1,533,277
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2019	AA+	4,040	4,450,424
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2022	AA+	1,415	1,556,274
MA Bay Transn Auth Sr Ser B	5.25%	7/1/2019	AAA	5,000	5,788,550
Metro Transn Auth NY Ser B	5.00%	11/15/2019	AA	1,375	1,515,497
Metro Transn Auth NY Ser B	5.00%	11/15/2021	A	500	537,245
Metro WA DC Arpts Auth Ser A AMT	5.50%	10/1/2014	AA-	3,000	3,335,700
MI St Grant Antic Bds (AGM)	5.25%	9/15/2018	AAA	500	548,285
MI St Trunk Line (AGM)	5.25%	11/1/2016	AAA	3,000	3,377,880
MO St Hwys & Transn Commn 2nd Lien	5.25%	5/1/2021	AAA	2,500	2,825,000
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	250	248,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2019	AA-	$3,000	$3,248,310
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%	6/15/2017	A1	300	327,552
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.50%	12/15/2020	AA-	1,000	1,129,010
North TX Twy Auth Rev Sys 1st Tier Ser A	5.00%	1/1/2012	A2	500	527,760
North TX Twy Auth Rev Sys 1st Tier Ser A	6.25%	1/1/2024	A2	5,000	5,478,250
North TX Twy Auth Rev Sys 1st Tier Ser H	5.00%	1/1/2043	A2	3,000	3,112,320
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2020	AA	4,500	5,152,770
OH St Major New St Infrastr Ser 2008-1	5.75%	6/15/2019	AA	1,000	1,173,580
Oklahoma City OK Arpt Tr Jr Lien 29th Ser B (AMBAC)	5.00%	7/1/2017	A+	350	380,230
PA St Tpk Commn Ser A (AGM)	5.25%	7/15/2019	AAA	1,270	1,443,177
PA St Tpk Commn Ser B	5.00%	12/1/2017	Aa3	13,940	15,689,888
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2017	AAA	3,500	3,849,230
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2018	AAA	2,500	2,734,675
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2020	AAA	6,495	7,214,386
RI St Econ Dev Corp Ser C (AG)	5.00%	7/1/2014	AAA	1,985	2,186,378
San Francisco CA City & Cnty Arpts Commn 2nd Ser A-4 AMT	6.50%	5/1/2019	A1	2,500	2,698,000
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2017	AAA	1,650	1,738,357
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	5.125%	7/1/2016	A	1,920	1,945,862
Triborough NY Bridge & Tunnel Auth Sub Ser D	5.00%	11/15/2014	Aa3	1,000	1,139,700
TX St Transn Commn 1st Tier	5.00%	8/15/2042	BBB+	1,500	1,536,555
WI St Transn Rev Ser A	5.00%	7/1/2019	AA+	2,000	2,229,480

Total					116,433,706

Utilities 21.63%

Amer Muni Pwr OH Inc Hydroelec Pjs Ser C	5.00%	2/15/2017	A	1,550	1,670,854
AZ Salt River Pj Agric Impt & Pwr Dist Rev Ser A	5.00%	1/1/2021	Aa1	1,000	1,126,290
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC	2,050	1,877,369
Burke Cnty GA Dev Auth Pollutn Ctrl GA Pwr Co Vogtle 5th Ser	4.375%	10/1/2032	A	500	504,200
CA St Dept of Wtr Res Pwr Ser B-1	0.20%#	5/1/2022	Aaa	4,100	4,100,000
CA St Dept of Wtr Res Pwr Supply Ser K	5.00%	5/1/2018	AA-	4,050	4,569,129
Cape Coral FL Wtr & Swr Rev Bd Antic Nts	6.00%	10/1/2011	NR	7,500	7,696,575
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2018	AA	1,000	1,143,620
Chicago IL Wst Wtr Transmission Rev Ser A (BHAC)	5.50%	1/1/2020	AAA	1,250	1,450,238
Chicago IL Wtr Rev 2nd Lien (AGM)	5.00%	11/1/2013	AAA	1,000	1,124,280
Dist of Columbia Wtr & Swr Auth Sub Lien Ser A (AG)	5.00%	10/1/2018	AAA	1,000	1,144,390
Enrg Northwest WA Elec Rev Columbia Generating Ser C	5.00%	7/1/2024	Aaa	1,000	1,092,410
Enrg Northwest WA Elec Rev Pj 3 Ser D	5.00%	7/1/2016	Aaa	2,500	2,864,025
FL Muni Pwr Agy Rev Pwr Ser A	5.00%	10/1/2016	A1	2,170	2,361,003
FL Muni Pwr Agy Rev Pwr Ser A	5.25%	10/1/2022	A1	3,115	3,343,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)

FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	6.00%	6/1/2016	A+	$10,000	$10,580,900
FL St Muni Pwr Agy Rev St. Lucie Pj Ser A	5.00%	10/1/2021	A2	3,650	3,771,983
Fulton Cnty GA Wtr & Swr Rev (NPFGC)(FGIC)	5.00%	1/1/2018	AA-	3,000	3,167,190
Grand River Dam Auth OK Rev Ser A (BHAC)	5.00%	6/1/2016	AAA	1,000	1,132,500
Hamilton Cnty OH Swr Sys Rev Metro Swr Dist Ser A (NPFGC)	5.00%	12/1/2018	AA+	3,410	3,628,274
Hampton Rds Santn Dist VA	5.00%	4/1/2022	AAA	5,000	5,596,900
HI St Ser DG (AMBAC)	5.00%	7/1/2015	AA	240	275,352
IA Fin Auth Rev Revolving Fd	5.25%	8/1/2020	AAA	2,500	2,857,250
IL Fin Auth Rev Peoples Gas Lt & Coke Co AMT (AMBAC)	4.875%	11/1/2038	A2	7,500	7,339,125
IL Fin Auth Rev Revolving Fd Master Tr	5.25%	9/1/2016	AAA	5,000	5,689,350
IN Fin Auth Pwr & Lt Co Ser C	4.90%	1/1/2016	A3	5,000	5,210,400
IN Muni Pwr Agy Ser B (NPFGC)	5.25%	1/1/2020	A+	3,875	4,051,119
Indianapolis IN Gas Util Rev Ser C (AG)	5.00%	6/1/2017	AAA	3,140	3,393,681
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser 2007 L (NPFGC)	5.00%	7/1/2019	AA-	500	526,900
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser A (NPFGC)	5.50%	7/1/2019	AA-	2,580	2,840,193
Intermountain Pwr Agy UT Ser A	5.25%	7/1/2020	A+	1,000	1,061,680
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	3,500	3,503,640
Lansing MI Swr Disp Sys Rev (NPFGC)(FGIC)	5.00%	5/1/2014	AA-	150	170,729
Long Island NY Pwr Auth Ser A (NPFGC)(FGIC)	5.00%	12/1/2019	A	3,000	3,194,010
Los Angeles CA Solid Wst Ser A	5.00%	2/1/2020	AA	2,000	2,228,080
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2019	AA-	4,705	5,188,815
Lower CO River Auth TX Rev	5.50%	5/15/2014	A1	1,000	1,131,950
Lower CO River Auth TX Rev	5.50%	5/15/2015	A1	1,200	1,354,392
MA St Dev Fin Agy Dominion Enrg Brayton 1	5.75%	12/1/2042	A-	1,000	1,056,770
MA St Wtr Res Auth Ser B	4.00%	8/1/2016	AA+	1,170	1,273,475
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A	2,500	2,457,800
MD St Econ Dev Corp Potomac Rmkt	6.20%	9/1/2022	A3	1,650	1,886,379
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Ser A (AGM)	5.25%	1/1/2019	AAA	500	573,190
Miami-Dade Cnty FL Wtr & Swr Sys Ser B (AGM)	5.25%	10/1/2018	AAA	3,000	3,280,950
MN St Muni Pwr Agy Elec	5.25%	10/1/2022	A3	250	267,510
Monroe Cnty GA Dev Auth Pollutn Ctrl Oglethorpe Pwr Scherer B (AMBAC)	4.625%	1/1/2036	A3	1,500	1,513,485
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	2,500	2,500,325
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2014	A	1,145	1,262,099
Muni Elec Auth GA Ser B(d)	5.00%	1/1/2020	A	1,180	1,284,465
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2020	A-	1,000	1,059,360
NC Muni Pwr Agy No 1 Catawaba Ser A	5.25%	1/1/2015	A	3,000	3,393,510
NE Pub Pwr Dist Rev Ser B (AGM)	5.00%	1/1/2018	AAA	3,000	3,310,710
NJ Envr Infrastr Tr Ser A	5.00%	9/1/2016	AAA	2,515	2,924,870
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2017	A1	1,000	1,090,470
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2018	A1	600	652,716
Northwest IL Subn Muni Jt Action Wtr Agy	5.00%	5/1/2018	AA-	500	569,570
NY St Enrg Resh & Dev Auth Rochester Gas & Elec Corp C (NPFGC)	5.00%	8/1/2032	A	5,000	5,167,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)

NY St Envr Facs Corp Revolving Fds Pooled Fing Pg Ser A	4.375%	10/15/2014	AAA	$1,000	$1,082,550
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	BBB	3,250	3,495,732
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-	9,000	9,161,190
OH St Wtr Dev Auth Pollutn Ctrl First Enrg Ser A	5.875%	6/1/2033	Baa1	3,125	3,456,687
Onslow NC Wtr & Swr Auth Ser A (NPFGC)	5.00%	6/1/2019	A	500	545,425
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.25%	1/1/2016	Baa3	2,225	2,209,225
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.50%	1/1/2018	Baa3	1,030	1,020,823
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2016	Baa2	1,000	1,028,130
Philadelphia PA Sch Dist Ser B (AMBAC)	5.00%	4/1/2013	Aa3	260	278,819
Phoenix AZ Civic Impt Corp Sr Lien	5.50%	7/1/2019	AAA	1,675	1,905,932
Piedmont SC Muni Pwr Agy A3	5.25%	1/1/2019	A-	2,000	2,176,580
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2019	A-	1,150	1,219,150
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%	10/1/2020	BBB-	7,500	7,316,550
Pima Cnty AZ Swr Rev (AGM)	5.00%	7/1/2014	AAA	200	225,072
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2023	BBB	525	547,754
Portland OR Swr Sys Rev 1st Lien Ser A (AGM)	5.00%	6/15/2014	AAA	1,000	1,144,280
Pub Pwr Generation Agy NE Whelan Enrg Ctr Unit 2-A	5.00%	1/1/2015	A2	2,475	2,746,210
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2014	A3	1,500	1,629,510
Sabine River Auth TX Pollutn Ctrl Southwestern Elec Co (NPFGC)	4.95%	3/1/2018	A	500	483,440
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CCC	1,620	1,458,794
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AAA	780	840,473
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AAA	620	668,069
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AAA	620	668,069
San Antonio TX Elec & Gas Ser A	5.00%	2/1/2018	Aa1	1,000	1,136,240
San Antonio TX Elec & Gas Ser A	5.25%	2/1/2020	Aa1	5,000	5,733,400
San Antonio TX Elec & Gas Sys	5.00%	2/1/2018	Aa1	2,740	3,113,298
San Diego CA Pub Facs Fing Auth Sr Ser B	5.00%	5/15/2020	A+	5,000	5,419,400
SC St Pub Svc Auth Santee Cooper Ser A (NPFGC)	5.00%	1/1/2016	Aa2	4,295	4,893,637
Snohomish Cnty WA Pub Util Dist No 1 (AGM)	5.00%	12/1/2020	AAA	5,000	5,336,200
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	BB+	5,000	5,102,150
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	BB+	2,630	2,666,241
TN Enrg Acq Corp Ser A	5.25%	9/1/2021	BB+	3,025	3,053,677
Tuscon AZ Wtr Rev (NPFGC)(FGIC)	5.50%	7/1/2018	AA-	4,100	4,385,114
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2021	A	4,685	4,684,859
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2023	A	2,925	2,882,295
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2017	AAA	2,000	2,329,760
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2018	AAA	2,150	2,457,579
Vernon CA Elec Sys Rev Ser A	5.125%	8/1/2021	A-	10,000	10,147,000
Vernon CA Elec Sys Rev Ser A	5.50%	8/1/2015	A-	1,000	1,103,040
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	1,510	1,356,146
WI Pub Pwr Inc Sys Ser A (AGM)	5.00%	7/1/2016	AAA	2,795	3,123,999
WV Econ Dev Auth Pollutn Ctrl Ser D	4.85%	5/1/2019	BBB	1,000	1,059,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)

Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2024	A+	$500	$512,540

Total					265,290,908

Total Municipal Bonds (cost $1,184,649,141)					1,221,908,775

				Shares (000)
SHORT-TERM INVESTMENT 0.13%

Money Market Mutual Fund

Dreyfus Municipal Cash Management Plus (cost $1,600,271)				1,600	1,600,271

Total Investments in Securities 99.77% (cost $1,186,249,412)					1,223,509,046

Cash and Other Assets in Excess of Liabilities(e) 0.23%					2,817,658

Net Assets 100.00%					$1,226,326,704

Open Futures Contracts at December 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2010	330	Short	$(38,073,750)	$1,980,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND December 31, 2009

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
LONG-TERM INVESTMENTS 97.51%

MUNICIPAL BONDS 97.51%

Corporate-Backed 2.78%

Albany NY Indl Dev Agy Civic Fac Albany Inst History Ser A	0.60	%#	6/1/2019	NR		$2,075	$2,075,000
Allegheny Cnty PA Indl Dev Auth Envr Impt USX Pj	4.75%		12/1/2032	BBB+		2,225	2,324,969
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%		1/1/2013	AA		2,010	2,171,785
Coconino Cnty AZ Pollutn Ctrl Corp Ser A	5.50%		6/1/2034	Baa2		2,000	2,099,340
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A (NPFGC)	5.00%		3/1/2010	A+		1,000	1,007,020
Gloucester Cnty NJ Impt Auth Wst Mgmt Inc Pj Ser A	2.625%		12/1/2029	BBB		4,000	3,982,720
IN Port Commn Port Rev Cargill Inc Pj	4.10%		5/1/2012	A		4,100	4,287,452
LA Loc Govt Envr Facs & Cmnty Dev Auth Price LeBlanc Fac Lc Pj	0.95	%#	1/1/2033	Baa1		7,310	7,310,000
Metro Govt Nashville & Davidson Cnty TN Indl Dev Brd Ser A	0.95	%#	1/1/2014	NR		1,945	1,945,000
MS Business Fin Corp JKW Real Estate LLC Pj	0.95	%#	5/1/2022	BBB+		1,990	1,990,000
PA Econ Dev Fing Auth Wst Mgt Inc Pj	3.60%		9/1/2013	BBB		500	500,110
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%		6/1/2025	BBB		1,000	1,118,260
Tippecanoe Cnty IN Rev Faith Prop Inc Pj	0.70	%#	11/1/2030	BBB+	(a)	6,100	6,100,000

Total							36,911,656

Education 9.09%

AZ St Univ Enrg Mgmt LLC Tempe Campus II	5.00%		7/1/2016	AA-		500	539,570
Birmingham AL Edl Bldg Auth Miles College Pj Ser A	0.95	%#	2/1/2029	Baa1		1,820	1,820,000
Broward Cnty FL Edl Facs Auth Nova Southeastern A	0.50	%#	4/1/2022	A+		2,395	2,395,000
CA Infrastr & Econ Dev Bk Westside Waldorf Sch Pj	0.50	%#	10/1/2028	BBB-	(a)	3,000	3,000,000
Cabell Cnty WV Univ Facs Rev Marshall Univ Pj Ser A	0.95	%#	7/1/2039	BBB+		25,000	25,000,000
Collierville TN Indl Dev Brd St. George’s High Sch Pj	0.95	%#	8/1/2031	Baa1		17,620	17,620,000
Delaware Cnty PA Auth Univ Rev Villanova Univ	4.00%		12/1/2014	A1		700	746,823
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%		12/1/2013	A1		550	610,109
Grand Traverse Academy MI St Aid Nts	3.75%		7/20/2010	NR		1,000	999,990
Louisville & Jefferson Cnty KY Metro Govt Student Hsg Univ of Louisville Hsg Ser A	0.95	%#	7/1/2032	Baa1		5,785	5,785,000
MD St Hlth & Higher Edl Facs Auth Barnesville Sch Issue	0.50	%#	9/1/2024	A2		2,165	2,165,000
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Fisk Univ Pj	0.95	%#	12/1/2020	Baa1		4,735	4,735,000
MN St Higher Ed Facs Auth Clg St Scholastica Ser 6-A	2.75	%#	12/1/2034	Aa3		3,900	3,900,000
Mobile AL Spring Hill College Edl Bldg Auth Spring Hill College Pj	0.93	%#	9/1/2037	Baa1		14,500	14,500,000
ND St Brd of Higher Ed Univ Hsg & Aux Facs	4.00%		4/1/2012	A+		1,000	1,037,260
NE Edl Fin Auth Rev Creighton Univ Pj Ser B	0.28	%#	12/15/2012	A3		9,905	9,905,000
New York City NY Indl Dev Agy NY Law Sch Ser B-2 Rmkt	0.55	%#	7/1/2036	A2		1,100	1,100,000
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	5.50%		12/1/2013	Baa2		1,000	1,052,190
NY St Dorm Auth Rev Non St Supp Debt St. Lawrence	5.00%		7/1/2014	A		4,000	4,409,360
NY St Dorm Auth Rev St Univ Edl Facs Ser A	5.50%		5/15/2013	AA-		4,795	5,278,624
RI St Hlth & Edl Bldg Corp Catholic Sch Pg Ser A	0.31	%#	4/1/2035	A1		5,000	5,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic Ser E	4.05%	4/1/2037	A	$100	$102,902
Univ of TX Perm Univ Fd Ser A	5.00%	7/1/2014	AAA	1,400	1,621,704
Univ of TX Rev Fing Sys Ser D	4.00%	8/15/2014	AAA	1,000	1,104,790
VA Comwlth Univ Ser B (AMBAC)	0.25%#	11/1/2030	AA	6,200	6,200,000

Total					120,628,322

General Obligation 14.90%

AK Muni Bd Bk Auth Ser 1	5.00%	9/1/2015	A+	100	109,182
Allegheny Cnty PA Ser C 55 (NPFGC)	5.375%	11/1/2013	A+	7,210	8,137,134
Bedford Pk Vlg IL (AG)	5.00%	12/1/2013	AAA	1,275	1,426,036
Boston MA Ser A	5.00%	4/1/2014	AA+	1,500	1,723,980
CA St Ser B Sub Ser B-5	0.90%#	5/1/2040	Aa3	21,750	21,750,000
Centennial Auth NC Rev (AG)	5.00%	9/1/2014	Aa3	3,460	3,915,613
Chicago IL Brd of Ed Dedicated Revs Ser F	5.00%	12/1/2014	AA-	2,255	2,566,010
Chicago IL Ctfs Ser ZC-1 (FGIC)	0.85%#	1/1/2023	NR	6,171	6,171,000
CO Edl & Cultural Facs Auth First Academy Inc Pj Ser	0.50%#	4/1/2037	BBB+	4,735	4,735,000
Cook Cnty IL Cap Impt Ser E	0.68%#	11/1/2033	AA	10,800	10,800,000
Cook Cnty IL Sch Dist No 99-Cicero Ser C (AGM)	5.00%	12/1/2014	Aa3	1,690	1,895,386
Cook Cnty IL Ser A (AMBAC)	5.00%	11/15/2014	AA	1,000	1,119,940
Crawford Cent Sch Dist PA (AG)	3.50%	2/15/2012	Aa3	250	262,682
CT St Ser A	5.00%	2/15/2013	AA	3,835	4,278,288
CT St Ser D	5.00%	11/1/2014	AA	500	572,785
Cumberland Cnty NC Impt Pjs Ser B 1 COP	4.00%	12/1/2014	AA	3,500	3,808,210
Detroit MI Sch Dist Floaters Ser DC 8032 (FSA)	0.30%#	5/1/2029	AAA	10,510	10,510,000
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2014	AAA	1,500	1,700,910
Douglas Cnty WA Sch Dist No 206 Eastmont (NPFGC)	5.00%	12/1/2014	Aa1	1,000	1,149,000
Eagle Mountain & Saginaw TX Indpt Sch Dist Cap Apprec Ser A PSF GTD	5.25%	8/15/2023	AAA	1,695	1,945,758
El Paso TX (AGM)	5.75%	8/15/2012	AAA	500	559,340
Fairfax Cnty VA Pub Impt Ser A	5.25%	4/1/2013	AAA	1,500	1,703,505
FL St Brd of Ed Pub Ed Ser C	5.00%	6/1/2014	AAA	250	283,145
Frisco TX Ctfs Oblig Ser A (AGM)	5.00%	2/15/2012	AAA	500	541,615
Harris Cnty TX Ctfs Oblig	5.50%	8/15/2020	AAA	1,000	1,119,970
Hartford CT	5.625%	2/1/2013	A	590	669,974
Hartford CT (AG)	4.00%	11/15/2012	AAA	1,255	1,349,752
Hartford CT (AG)	4.00%	11/15/2013	AAA	1,320	1,447,406
Hawaii Cnty HI Ser A (AMBAC)	5.00%	7/15/2014	AA-	1,750	1,984,972
HI St Ser DG (AMBAC)	5.00%	7/1/2012	AA	50	54,938
HI St Ser DQ	5.00%	6/1/2014	AA	3,500	4,000,710
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%	7/1/2014	AA	2,475	2,837,860
IL St	5.00%	1/1/2013	A+	5,000	5,473,800
IL St	5.00%	1/1/2013	A+	2,555	2,797,112
IL St Ser B	2.55%#	10/1/2033	AA-	10,250	10,250,000
Kenosha WI Unif Sch Dist No 1 Ser A	4.25%	4/1/2014	A1	2,225	2,376,812
King Cnty WA Ltd Tax Ser B	4.50%	1/1/2013	AAA	80	88,317
L’Anse Creuse MI Pub Sch Bldg & Site Rmkt	0.28%#	5/1/2035	AA+	6,000	6,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

Los Angeles CA Unif Sch Dist Election 2005 Ser C (AMBAC)	5.00%	7/1/2012	AA-	$1,065	$1,162,735
Madison Cnty IL Cmnty Unit Sch Dist No 2-Triad (NPFGC)	5.25%	1/1/2015	A+	2,035	2,302,948
Madison Cnty IL Cmnty Unit Sch Dist No 7-Edwardsville Ser A (AGM)	5.00%	12/1/2013	AAA	500	564,265
Maricopa Cnty AZ Unif Sch Dist No 11-Peoria (AGM)	5.00%	7/1/2014	AAA	500	577,765
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2012	AA+	250	270,000
Metro Transn Auth NY Ser B (NPFGC)	5.50%	1/1/2013	AA-	75	82,802
MN St Hwy & Var Purp	5.00%	8/1/2014	AAA	1,200	1,387,680
MN St Var Purp Ser F	4.00%	8/1/2014	AAA	6,000	6,674,040
Monmouth Cnty NJ Impt Auth Rev Govt Ln GTD (AMBAC)	5.00%	12/1/2013	NR	1,745	1,917,127
MS Dev Bk Spl Oblig Jackson GTD	5.00%	1/1/2012	AA-	75	79,390
Natomas Unif Sch Dist CA Cap Pjs Ser B COP (AMBAC)	5.00%	2/1/2035	A-	685	687,254
New York City NY Ser C	5.00%	8/1/2013	AA	2,050	2,284,807
New York City NY Ser K (AGM)	5.00%	8/1/2013	AAA	1,500	1,674,585
OH St Common Sch Ser C	5.00%	9/15/2014	AA+	8,525	9,771,696
OH St Infrastr Impt	5.35%	8/1/2014	AA+	1,000	1,159,330
OH St Mental Hlth Cap Facs Ser II-A (AMBAC)	5.00%	8/1/2012	AA	500	548,060
PA St 2nd Ser	5.00%	4/15/2013	AA	5,000	5,615,150
PA St 2nd Ser (NPFGC)(FGIC)	5.00%	7/1/2013	AA	2,900	3,273,027
Puerto Rico Comwlth Pub Impt Ser A (FGIC)	5.50%	7/1/2014	Baa3	4,025	4,301,356
Puerto Rico Pub Fin Corp Comwlth Approp Ser A (FGIC)	5.25%	8/1/2031	BBB-	7,500	7,636,425
RI St & Providence Plantation Cap Dev Ln Ser A	5.00%	7/15/2012	AA	475	521,379
Socorro TX Indpt Sch Dist Ser A PSF GTD	5.00%	8/15/2014	AAA	1,000	1,149,010
Sun Prairie WI Area Sch Dist	4.00%	3/1/2014	AA	1,020	1,111,525
Territory of Guam Ser A	5.75%	11/15/2014	B+	4,015	4,210,169
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2014	BBB	2,750	2,938,347
Waterbury CT (AG)	4.00%	9/1/2013	AAA	1,700	1,847,322
Waterbury CT (AG)	4.00%	9/1/2014	AAA	1,700	1,861,398

Total					197,725,734

Healthcare 19.19%

AL Hlthcare Auth For Baptist Ser A	6.00%	11/15/2036	A3	2,000	2,090,880
Albany NY Indl Dev Agy Civic Fac Teresian Hse Ser A	0.53%#	7/1/2016	A2	1,870	1,870,000
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	Aa3	8,475	9,167,323
Allegheny Cnty PA Indl Dev Auth Longwood Oakmont Ser A	0.36%#	7/1/2038	A	1,900	1,900,000
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.00%	1/1/2014	A+	2,000	2,153,900
CA Hlth Facs Fing Auth Adventist Hlth Sys West Ser C	5.00%	3/1/2014	A	2,000	2,126,060
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser F	5.00%	7/1/2027	A	3,500	3,676,155
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2012	Baa2	1,095	1,125,058
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2013	Baa2	1,160	1,192,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)

CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2014	Baa2		$1,220	$1,244,229
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2013	A+		8,150	8,906,890
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser C	3.85%	11/1/2029	A+		2,025	2,102,740
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	5.25%	11/15/2014	BBB		1,270	1,295,527
Charlotte-Mecklenburg NC Hosp Auth Carolinas Hlthcare Ser A (IBC)(NPFGC)	5.00%	1/15/2015	Aa3		2,275	2,514,808
Clackamas Cnty OR Hosp Fac Auth Legacy Hlth Sys Ser C	5.00%	7/15/2037	A+		2,000	2,119,360
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA		3,000	3,205,800
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA		7,000	7,492,380
CO Hlth Facs Auth Rev Evangelical Lutheran Ser B	5.00%	6/1/2039	A-		3,000	3,094,500
Cookeville TN Regl Med Ctr Auth	0.95%#	3/1/2036	Baa1		5,000	5,000,000
Cumberland Cnty PA Muni Auth Messiah Pj Ser B	0.52%#	7/1/2035	A-		8,000	8,000,000
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2012	BBB-	(a)	2,640	2,700,034
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2014	BBB-	(a)	2,965	3,016,354
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2015	BBB-	(a)	2,950	2,964,189
Hancock Cnty OH Hosp Rev Blanchard Vly Hlth Ctr (AGM)	0.50%#	12/1/2034	AAA		3,965	3,965,000
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2013	AA		4,250	4,699,820
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2014	AA		3,500	3,930,920
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys Ser B	5.25%	12/1/2013	AA		3,000	3,293,160
HFDC Cent TX Inc Ret Fac Ser A	5.25%	11/1/2014	NR		1,195	1,155,434
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR		1,100	1,113,684
IL Fin Auth Rev Advocate Hlthcare Ser A-3	3.875%#	11/1/2030	AA		1,000	1,039,030
IL Fin Auth Rev Elmhurst Mem Hlthcare Ser E	0.50%#	1/1/2048	Aa1		1,800	1,800,000
IL Fin Auth Rev Loyola Univ Hlth Ser C	0.65%#	4/1/2041	Aaa		4,200	4,200,000
IL Fin Auth Rev Luther Oaks Pj Ser C	0.50%#	8/15/2039	BBB+		2,055	2,055,000
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	5.00%	11/1/2014	A-		100	106,093
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.00%	2/15/2012	AAA		500	526,135
IL Hlth Facs Auth Rev Advocate Hlthcare Network Ser A	4.375%	11/15/2022	AA		3,915	4,084,167
IN Hlth Fac Fing Auth Rev Ascension Hlth Ser A2 Rmkt	3.75%	11/15/2036	Aa1		400	410,100
IN Hlth Fac Fing Auth Rev Ascension Hlth Sub Credit A-6	5.00%	10/1/2027	Aa2		10,900	11,759,901
IN Hlth Fac Fing Auth Rev Henry Cnty Mem Hosp Pj	2.50%#	4/1/2022	BBB+		2,035	2,035,000
Kalamazoo MI Econ Dev Corp Friendship Vlg	0.50%#	5/1/2027	BBB+		8,440	8,440,000
Kent MI Hosp Fin Auth Rev Spectrum Hlth Ser A	4.25%	1/15/2047	AA		10,000	10,305,800
King Cnty WA Pub Hosp Dist No 2 Evergreen Hlthcare (NPFGC)	5.00%	12/1/2012	AA-		2,000	2,173,660
Knox Cnty TN Hlth Edl & Hsg Facs Brd Ser A-3	1.75%#	10/1/2010	Aa3		1,150	1,150,000
KS St Dev Fin Auth Rev Adventist Hlth	4.00%	11/15/2012	AA-		1,000	1,048,730
LA Pub Facs Auth Rev Blood Ctr Pj	0.95%#	10/1/2030	Baa1		3,375	3,375,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)

LA Pub Facs Auth Rev Christus Hlth Ser A	5.00%	7/1/2014	A+	$3,000	$3,195,570
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	5.20%	7/1/2012	NR	1,750	1,751,593
Lexington Cnty SC Hlth Svcs Dist Inc	5.50%	5/1/2032	A+	400	467,584
MA Dev Fin Agy Ser B2	6.25%	6/1/2014	NR	5,590	5,594,416
MA St Hlth & Edl Facs Auth Cap Assets Pg Ser D (NPFGC)	6.00%#	1/1/2035	Baa1	80	80,000
MA St Macon Trust Ctfs BOA Ser 2007-343	0.50%#	12/1/2012	Aa3	4,675	4,675,000
MI St Hosp Fin Auth Rev Hlthcare Equip Ln Pg Ser C	0.55%#	12/1/2032	BBB+	10,000	10,000,000
Mobile AL Second Med Clinic Brd Bridge Inc Pj	0.95%#	3/1/2016	NR	875	875,000
MS St Med Ctr Ed Bldg Corp Univ MS Med Ctr Facs	4.00%	6/1/2014	AA-	1,000	1,055,310
NC Med Care Commn Caromont Hlth (AG)	2.917%#	2/15/2035	AAA	1,275	1,275,000
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	1,000	1,083,280
Newport Beach CA Rev Hoag Mem Hosp Presb Ser D	5.00%	12/1/2038	AA	3,000	3,216,750
NY St Dorm Auth Rev North Shore Univ Hosp (NPFGC)	5.50%	11/1/2012	A	2,035	2,191,471
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B	5.00%	1/1/2012	Aa2	1,000	1,062,160
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2013	A+	1,000	1,071,430
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2014	A+	400	430,456
Rockford IL Rev Wesley Willows Oblig Grp	2.75%#	4/1/2037	BBB	1,100	1,100,000
Russell Cnty VA Indl Dev Auth Mtn Sts Hlth Alliance Ser B	0.90%#	7/1/2038	AA	1,200	1,200,000
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2013	BBB+	1,685	1,720,671
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2014	BBB+	1,035	1,050,856
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2014	AA	1,500	1,609,755
Springfield TN Hlth & Edl Facs Brd Northcrest Med Ctr Pj	0.95%#	8/1/2033	Baa1	5,000	5,000,000
Tarrant Cnty TX Hlth Facs Dev Corp Cumberland Rest Inc Pj	0.35%#	8/15/2036	BBB+	4,845	4,845,000
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%	8/15/2025	A3	3,000	3,046,980
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2012	AA-	1,000	1,035,050
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2013	AA-	1,500	1,558,095
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2014	AA-	1,300	1,343,446
WI St Hlth & Edl Facs Auth Lutheran Home	2.75%#	12/1/2025	A3	4,540	4,540,000
WI St Hlth & Edl Facs Auth Mercy Alliance Inc	2.75%#	6/1/2022	A3	1,925	1,925,000
WI St Hlth & Edl Facs Auth Mercy Hlth Sys Ser C	2.75%#	8/15/2023	A3	11,435	11,435,000
WI St Hlth & Edl Facs Auth Oakwood Vlg	2.75%#	3/1/2035	A3	13,200	13,200,000
WI St Hlth & Edl Facs Auth Pooled Ln Fing Pg Ser E	1.75%#	2/1/2022	A1	1,675	1,675,000
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-2	5.40%	9/15/2014	NR	3,750	3,719,100
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.00%	8/15/2013	BBB+	5,000	5,070,550

Total					254,725,172

Housing 1.46%

CA Hsg Fin Agy Rev Multi Fam Hsg Ser D	0.42%#	2/1/2031	AAA	3,680	3,680,000
WI Hsg & Econ Dev Auth Multi Fam Hsg Ser A	5.00%#	10/1/2036	Aa3	5,085	5,085,000
WI Hsg & Econ Dev Auth Multi Fam Hsg Ser A	5.00%#	4/1/2046	Aa3	8,910	8,910,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Housing (continued)

WI Hsg & Econ Dev Auth Multi Fam Hsg Ser B	5.00%#	10/1/2036	Aa3	$1,700	$1,700,000

Total					19,375,000

Lease Obligations 14.69%

Anaheim CA Pub Fing Auth Pub Impts Pj Sub Ser C (AGM)	6.00%	9/1/2014	AAA	1,500	1,724,925
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2014	AAA	3,500	3,859,765
CA St Castaic Union Sch Dist Ctfs Sch Fac Brd Fdg Pg (AGM)	1.00%#	9/1/2036	AAA	1,100	1,100,000
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	10/1/2013	BBB+	3,945	4,194,442
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	10/1/2014	BBB+	14,175	15,024,933
Decatur Twp IN Multi Sch Bldg Corp 1st Mtg ETM (FGIC)	4.00%	7/15/2013	AA+	1,670	1,836,382
Delaware Vly PA Regl Fin Auth	5.50%	7/1/2012	Aa2	6,000	6,572,700
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2012	AA-	1,250	1,357,650
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.00%	12/1/2013	AA	1,700	1,895,262
Indianapolis IN Loc Pub Impt Bd Bk Ser A (AGM)	6.50%	1/1/2013	AAA	2,500	2,764,725
KY St Ppty & Bldgs Commn Pj No 83 (AMBAC)	5.00%	10/1/2015	Aa3	6,085	6,868,687
KY St Ppty & Bldgs Commn Pj No 88 (NPFGC)(FGIC)	5.00%	11/1/2014	Aa3	2,815	3,177,600
LA Loc Govt Envr Facs & Cmnty Dev Auth LCTCS Facs Corp Pj Ser A	4.00%	10/1/2013	A+	1,500	1,607,445
Lee Cnty FL Sch Brd Ser A COP	4.00%	8/1/2013	A+	4,425	4,693,819
Maricopa Cnty AZ Pub Fin Corp Ser B (AMBAC)	5.00%	7/1/2014	AA+	3,000	3,342,030
Mecklenburg Cnty NC Ser A COP	0.60%#	2/1/2028	AA+	1,295	1,295,000
MI Muni Bd Auth Rev Loc Govt Ln Pg Sch Pg Ser C	5.00%	5/1/2013	A+	1,495	1,614,286
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%	5/1/2013	AA-	1,650	1,798,170
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%	5/1/2014	AA-	4,050	4,353,588
MI St Bldg Auth Rev Facs Pg Ser I	5.00%	10/15/2014	A+	2,000	2,191,540
MI St Bldg Auth Rev Facs Pg Ser I	5.00%	10/15/2015	A+	75	81,733
MI St Bldg Auth Rev Facs Pg Ser I (AMBAC)	5.00%	10/15/2029	A+	5,000	5,215,500
Miami-Dade Cnty FL Spl Oblig Cap Asset Acq Ser A-1 (AMBAC)	5.00%	4/1/2013	A+	5,860	6,321,944
MN St 911 Rev Pub Safety Commn	5.00%	6/1/2013	AA+	2,465	2,750,127
New York City NY Transnl Fin Auth Ser S-2 (AGM)	5.00%	1/15/2014	AAA	3,000	3,307,230
NJ Econ Dev Auth Sch Facs Constr Ser G (NPFGC)	5.00%	9/1/2017	AAA	3,000	3,422,370
NJ Econ Dev Auth Sch Facs Constr Ser O	5.25%	3/1/2014	AA-	2,625	2,944,331
NJ Econ Dev Auth Sch Facs Constr Ser T-3 Rmkt (AGM)	5.00%	9/1/2020	AAA	1,830	2,028,024
NJ Econ Dev Auth Sch Facs Constr Ser W	5.00%	9/1/2012	AA-	350	383,464
NJ St Equip Lease Purchase Ser A COP	5.00%	6/15/2012	AA-	6,150	6,645,628
NY St Dorm Auth Rev Cons Svc Contract Ser A	4.00%	7/1/2014	AA-	1,425	1,526,432
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt	5.00%	2/15/2014	AA-	4,000	4,425,960
NY St Dorm Auth Rev Ser B	5.25%	11/15/2023	AA-	14,500	15,779,770
OH St Bldg Auth Admin Bldg Fd Ser A (AGM)	5.00%	4/1/2013	AAA	3,000	3,350,580
OH St Bldg Auth Facs Adult Correction Ser C (NPFGC)	5.00%	10/1/2013	AA	425	478,346
Palm Beach Cnty FL Sch Dist COP (NPFGC)(FGIC)	5.00%	8/1/2012	AA-	5,890	6,390,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)

Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser J GTD (AMBAC)	5.00%	7/1/2036	BBB-	$4,945	$5,070,306
Puerto Rico Pub Bldgs Auth Rev Ser M GTD	5.75%	7/1/2016	BBB-	4,145	4,404,891
Roseville CA Jt Union High Sch Dist COP (AGM)	1.00%#	1/1/2018	Aa3	975	975,000
Salt Lake Cnty UT Muni Bldg Auth Ser A	4.00%	12/1/2014	AA+	1,000	1,097,850
San Bernardino Cnty CA Med Ctr Fing Pj COP (NPFGC)	4.362%#	8/1/2026	AAA	20,900	20,900,000
Santa Clara Cnty CA Fing Auth Multi Facs Pj	5.00%	11/15/2014	AA	2,670	3,012,614
Scago SC Edl Facs Corp for Pickens Sch Dist Pickens Cnty Pj (AGM)	5.00%	12/1/2013	AAA	1,000	1,102,180
Sevier Cnty TN Pub Bldg Auth Loc Govt Pub Impt VI-B-1	0.48%#	6/1/2024	Aaa	1,600	1,600,000
Sevier Cnty TN Pub Bldg Auth Loc Govt Pub Impt VI-K-1	0.48%#	6/1/2034	AA+	3,625	3,625,000
Southwest Allen IN Multi Sch Bldg Corp 1st Mtg Ser A (NPFGC)	5.00%	1/15/2014	A1	2,705	3,021,756
Toledo OH City Svcs Spl Assmt Nts Spl Oblig	4.00%	12/1/2011	NR	5,315	5,403,601
Twin Rivers CA Unif Sch Dist Sch Fac Brd Fdg Pg AMT COP (AGM)	1.00%#	6/1/2035	AAA	1,500	1,500,000
VA Biotechnology Resh Partnership Auth Cons Laboratories Pj	4.00%	9/1/2014	AA+	3,270	3,595,790
Weber UT Muni Bldg Auth	4.00%	12/15/2013	AA-	1,770	1,891,033
WV St Sch Bldg Auth Cap Impt (NPFGC)	5.25%	1/1/2012	AAA	1,305	1,404,937

Total					194,929,878

Other Revenue 5.92%

CA Statewide Cmntys Dev Auth Prop 1A Receivables Pg	5.00%	6/15/2013	A-	5,000	5,317,850
Dallas TX Civic Ctr (AG)	5.00%	8/15/2014	AAA	300	331,071
Everett WA Pub Facs Dist	0.70%#	4/1/2036	AA-	8,415	8,415,000
Fairfax Cnty VA Econ Dev Auth Nish Pj Ser 501 C 3	0.50%#	8/1/2032	A2	2,000	2,000,000
FL St Brd of Ed Lottery Rev Ser B	5.00%	7/1/2014	AAA	5,000	5,597,200
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A (NPFGC)	5.00%	3/1/2012	A+	100	106,397
Hamilton Cnty OH Convtn Facs Auth 1st Lien (NPFGC)(FGIC)	5.00%	12/1/2013	A+	1,635	1,796,276
LA Loc Govt Envr Facs & Cmnty Dev Auth Shreveport Cnvtn	0.95%#	4/1/2035	A-	21,880	21,880,000
LA Pub Facs Auth Rev Cenikor Fndtn Pj	0.95%#	4/1/2021	Baa1	2,535	2,535,000
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.00%	5/1/2013	BBB+	5,000	5,472,950
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%	6/1/2034	Baa2	5,000	5,248,350
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2016	A+	75	85,859
NJ Econ Dev Auth Cigarette Tax (FGIC)	5.00%	6/15/2013	BBB	75	77,072
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	BBB	1,500	1,648,695
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser B	5.25%	3/1/2023	Baa1	500	521,810
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2014	A+	3,000	3,304,710
WI St Hlth & Edl Facs Auth Maranatha Baptist	1.75%#	8/1/2026	BBB-	10,475	10,475,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)

WI St Bad River Band of Lake Superior Tribe Chippewa Indians Native Lands Acq	1.60%#	9/1/2033	A1	$3,695	$3,695,000

Total					78,508,240

Pre-Refunded 0.02%

UT Transit Auth Sales Tax Rev Ser B (AGM)	4.50%	6/15/2033	AAA	90	102,167
Weslaco TX Hlth Facs Dev Corp Knapp Med Ctr Pj	6.25%	6/1/2032	NR	100	110,516

Total					212,683

Special Tax 1.42%

Branson Creek MO Cmnty Impt Dist	0.93%#	3/1/2022	Baa1	10,950	10,950,000
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	A+	5,665	6,193,431
PA Intergovernmental Cooperative Auth Philadelphia Fdg Pg	5.00%	6/15/2012	AA	1,500	1,638,645

Total					18,782,076

Tax Revenue 5.08%

AL St Pub Sch & College Auth Ser A	5.00%	5/1/2015	AA	2,800	3,131,744
Bartow Cnty GA Sales Tax (NPFGC)	5.00%	8/1/2012	A+	5,000	5,459,300
CA St Econ Recovery Ser A	5.25%	7/1/2013	A+	1,915	2,131,089
CA St Econ Recovery Ser A ETM	5.25%	7/1/2014	A+	1,130	1,320,134
CA St Econ Recovery Unrefunded Bal Ser A	5.25%	7/1/2014	A+	3,870	4,352,202
CO St Regl Transn Dist	5.00%	11/1/2014	AAA	4,505	5,160,793
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2013	AA-	10,050	10,925,857
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.25%	7/1/2012	AA-	2,000	2,151,820
IL St Sales Tax Rev	5.25%	6/15/2012	AAA	200	219,280
MA St Spl Oblig Rev Fed Hwy Grant Antic Ser A (AGM)	5.00%	12/15/2014	Aa3	7,000	7,898,940
NJ Econ Dev Auth Cigarette Tax	5.375%	6/15/2014	BBB	2,560	2,638,797
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C	4.00%	10/1/2012	A+	2,940	3,135,451
NY St Dorm Auth Rev St Pers Income Tax Ser A	5.00%	3/15/2014	AAA	250	281,938
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser B	5.00%	9/1/2014	A	3,775	4,157,332
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.00%	8/1/2039	A+	5,000	5,244,050
Tallahassee FL Blueprint 2000 Intergovernmental Agy (NPFGC)	5.00%	10/1/2013	Aa3	2,100	2,299,437
Volusia Cnty FL Sch Brd (NPFGC)	5.00%	10/1/2013	A+	4,150	4,431,992
WV Sch Bldg Auth	5.00%	7/1/2014	AAA	2,290	2,536,656

Total					67,476,812

Tobacco 0.42%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Ser A-1	5.00%	6/1/2014	BBB	5,500	5,612,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation 7.97%

Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Jt Ser A	4.00%	11/1/2014	A+	$2,500	$2,678,600
Denver CO City & County Arpt Rev Ser E (NPFGC)	6.00%	11/15/2013	A+	4,100	4,691,138
DuPage Cnty IL Transn Rev (AGM)	5.00%	1/1/2012	AAA	75	80,684
E-470 Pub Hwy Auth CO Rev Ser C2 (NPFGC)	5.00%	9/1/2039	A	3,450	3,664,797
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	A	6,550	6,957,803
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2012	AA-	75	81,728
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds (NPFGC)	5.00%	6/1/2014	AA-	1,000	1,133,490
MA Bay Transn Auth Sr Ser C	5.25%	7/1/2013	AAA	75	85,037
Metro Transn Auth NY Ser B	5.00%	11/15/2014	AA	1,000	1,122,430
Metro Transn Auth NY Ser B Mand Tend	5.00%	11/15/2023	A	1,600	1,721,104
Metro Transn Auth NY Ser B Mand Tend	5.00%	11/15/2027	A	6,000	6,583,020
NJ St Tpk Auth Rev Ser C-1 (AGM)	0.60%#	1/1/2024	AAA	35,000	35,000,000
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%	12/15/2014	AA-	5,000	5,680,200
NJ St Transn Tr Fd Auth Unref Bal Transn Sys Ser C (FSA)	5.75%	12/15/2014	AAA	1,265	1,469,664
North TX Twy Auth Rev Sys 1st Tier Ser L-1	5.50%	1/1/2038	A2	6,000	6,234,060
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2014	AA	1,460	1,678,810
PA St Tpk Commn Ser C	1.15%#	12/1/2013	Aa3	6,570	6,597,528
PA St Tpk Commn Ser T (NPFGC)(FGIC)	5.50%	12/1/2013	Aa3	825	948,948
PA St Tpk Commn Sub Ser B	5.00%	6/1/2014	A2	3,250	3,588,098
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2014	AAA	5,000	5,549,800
SC Transn Infrastr Bk Ser B (AMBAC)	5.25%	10/1/2012	A1	3,465	3,804,120
South Jersey NJ Transn Auth Ser A-1	4.00%	11/1/2013	A-	4,000	4,236,640
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-2	4.25%	7/1/2012	A	1,390	1,403,150
TX St Transn Commn 1st Tier	5.00%	4/1/2013	AAA	210	235,110
TX St Transn Commn 1st Tier	5.00%	8/15/2042	BBB+	500	512,185
WI St Transn Rev Ser B (AMBAC)	5.00%	7/1/2013	AA+	75	84,209

Total					105,822,353

Utilities 14.57%

Austin TX Elec Util Sys Rev (AGM)	5.00%	5/15/2014	AAA	1,875	2,104,444
Buncombe Cnty NC Metro Sewerage Dist Ser B	4.00%	7/1/2013	AA	2,850	3,118,584
CA Muni Fin Auth Rev Solid Wst Mgmt Inc Pj Ser A	4.90%	2/1/2039	BBB	500	500,760
Cape Coral FL Wtr & Swr Rev Bd Antic Nts	6.00%	10/1/2011	NR	6,500	6,670,365
Cent Plains NE Enrg Pj No 1 Ser A	5.00%	12/1/2014	BB+	3,050	3,236,020
Chatom AL Indl Dev Brd Rev Elec Ser A Rmkt	4.00%#	8/1/2037	A	5,000	5,000,600
Chelan Cnty WA Pub Util Dist No 1 Sys Nts Sub Ser A	5.00%	7/1/2013	AA	1,000	1,115,550
Chicago IL Wtr Rev 2nd Lien (AGM)	5.00%	11/1/2013	AAA	2,500	2,810,700
Cowlitz Cnty WA Pub Util Dist No 1 Dist Sys (NPFGC)(FGIC)	5.00%	9/1/2013	A3	2,225	2,438,355
Delaware Cnty PA Indl Dev Auth PECO Enrg Co Pj Ser A	4.00%	12/1/2012	A2	10,000	10,445,900
Enrg Northwest WA Elec Rev Pj 1 Ser A (NPFGC)	5.25%	7/1/2013	Aaa	180	204,287
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%	6/1/2014	A+	5,000	5,270,900
FL St Dept of Envr Protn FL Forever Ser A (NPFGC)	5.00%	7/1/2014	AA-	5,180	5,710,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)

Franklin TN Pub Bldg Auth Loc Govt Pub Impt 101-A-1	0.48%#	6/1/2037	Aaa	$10,850	$10,850,000
GA Muni Elec Auth Pwr Rev Unref Bal 2005 Ser Y (AMBAC)	6.40%	1/1/2013	A+	75	81,377
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Co Pj	5.10%	10/1/2013	Baa1	5,000	5,196,150
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Ser B Rmkt	5.15%	9/1/2025	Baa1	2,100	2,211,846
IL Muni Elec Agy Pwr Supply Ser C (NPFGC)(FGIC)	5.00%	2/1/2014	A+	1,000	1,086,450
Indianapolis IN Util Dist Ser B (NPFGC)(FGIC)	4.00%	6/1/2014	AA-	3,535	3,837,702
Intermountain Pwr Agy UT Ser A	5.00%	7/1/2012	A+	3,015	3,273,114
Intermountain Pwr Agy UT Ser A	5.50%	7/1/2014	A+	3,900	4,357,431
Jacksonville FL Elec Sys Rev Ser C	5.00%	10/1/2013	Aa3	3,750	4,148,662
Jacksonville FL St. John’s River Pwr Pk Sys Issue 2-17th Ser	5.25%	10/1/2013	Aa2	50	53,576
Kissimmee FL Util Auth Elec Sys (AGM)	5.25%	10/1/2014	Aa3	1,000	1,118,750
Los Alamos Cnty NM Inc Util Ser A (AGM)	5.00%	7/1/2014	AAA	4,410	4,845,532
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2013	AA-	4,925	5,434,540
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	4.00%	5/15/2013	AA-	5,000	5,355,150
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2014	AA-	9,505	10,584,103
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser B	5.50%	5/1/2029	Baa2	2,500	2,599,575
MI Muni Bd Auth Rev Clean Wtr Rev Fd	5.50%	10/1/2013	AAA	340	391,367
Mobile AL Brd of Wtr & Swr Commnrs (NPFGC)(FGIC)	5.25%	1/1/2012	AA-	1,000	1,068,840
Morehouse Parish LA Pollutn Ctrl Intl Paper Co Pj Ser A	5.25%	11/15/2013	BBB	2,500	2,564,700
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2015	A-	1,000	1,107,110
NC Eastern Muni Pwr Agy Ser F	5.375%	1/1/2013	A-	50	54,640
OH St Air Quality Dev Auth Columbus Sthn Pwr Ser A	3.875%	12/1/2038	A3	3,500	3,594,780
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser D	4.75%	8/1/2029	Baa1	7,500	7,890,525
Orlando FL Wst Wtr Sys Rev Ser A (AMBAC)	5.25%	10/1/2013	AA-	7,290	7,946,100
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.00%	1/1/2014	Baa3	1,000	1,001,420
PA Econ Dev Fing Auth Wst Mgmt Inc Pj Ser A	2.25%	11/1/2021	BBB	3,500	3,500,910
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2014	Baa2	3,000	3,120,270
Pub Pwr Generation Agy NE Whelan Enrg Ctr Unit 2-A	5.00%	1/1/2013	A2	2,260	2,461,072
Riverside CA Swr Rev	4.00%	8/1/2013	AA	1,750	1,879,990
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.00%	8/1/2012	A	10,000	10,739,800
Salt River AZ Pj Agric Impt & Pwr Dist Ser B	4.00%	1/1/2015	Aa1	2,550	2,797,223
SC St Pub Svc Auth Santee Cooper Ser E	5.00%	1/1/2014	Aa2	1,000	1,132,030
Seattle WA Muni Lt & Pwr Rev	5.00%	4/1/2013	Aa2	1,000	1,111,140
Sthn MN Muni Pwr Agy Ser A (AMBAC)	5.25%	1/1/2015	A+	5,000	5,605,900
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2012	A	1,000	1,076,680
TN Enrg Acq Corp Ser A	5.00%	9/1/2013	BB+	3,615	3,833,635
Vernon CA Elec Sys Rev Ser A	3.75%	8/1/2013	A-	8,850	9,197,716
Vernon CA Elec Sys Rev Ser A	5.25%	8/1/2014	A-	1,000	1,094,940
WI Pub Pwr Inc Sys Ser A (NPFGC)	5.25%	7/1/2013	A+	4,000	4,452,800
York Cnty VA Econ Dev Auth Elec & Pwr Ser A	4.05%	5/1/2033	A-	2,000	2,130,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities (continued)

Total						$193,414,472

Total Municipal Bonds (cost $1,284,696,156)						1,294,125,313

WARRANT 0.00%

General Obligation

Mobile AL Warrants (AMBAC) (cost $50,601)	4.10%	2/15/2011	AA-	$50		51,891

Total Long-Term Investments (cost $1,284,746,757)						1,294,177,204

				Shares (000)
SHORT-TERM INVESTMENTS 1.16%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus				—	(g)	211

				Principal Amount (000)
Variable Rate Demand Note 1.16%

Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt D-3-A GTD(f)	0.48%	1/4/2010	AA+	$15,325		15,325,000

Total Short-Term Investments (cost $15,325,211)						15,325,211

Total Investments in Securities 98.67% (cost $1,300,071,968)						1,309,502,415

Cash and Other Assets in Excess of Liabilities(e) 1.33%						17,655,243

Net Assets 100.00%						$1,327,157,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 106.31%

Corporate-Backed 5.24%

Albany-Dougherty GA Payroll Dev Auth Procter & Gamble Paper Prods AMT	5.20%	5/15/2028	AA-	$1,035	$1,042,255
Brunswick & Glynn Cnty GA Dev Auth Pacific Corp Pj AMT	5.55%	3/1/2026	B2	1,000	879,390
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Sr Maxon Atlantic Station A AMT	5.125%	3/1/2026	BBB	1,500	1,508,295
Richmond Cnty GA Dev Auth Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	1,000	793,960
Savannah GA Econ Dev Auth Recovery Zone Fac Ser A	6.25%	11/1/2033	BBB	1,000	1,003,160
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,000	1,804,780

Total					7,031,840

Education 23.53%

Americus-Sumter GA Payroll Dev Auth GSW Fndtn Student Hsg Pj (CIFG)	5.00%	6/1/2036	A2	1,980	1,968,417
Athens GA Hsg Auth Student Hsg Univ of GA East Campus (AMBAC)	5.00%	12/1/2027	Aa2	2,000	2,018,180
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Cent Precint LLC	5.00%	6/15/2031	Aa2	2,500	2,608,325
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA O’Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2	2,000	2,109,240
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	4.75%	7/1/2027	A1	3,080	3,085,760
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.25%	7/1/2027	A1	2,000	2,072,560
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa3	2,465	2,666,440
Bulloch Cnty GA Dev Auth GA Sthn Univ Pj (AMBAC)	5.00%	8/1/2021	A1	400	413,416
Carrollton GA Payroll Dev Auth Univ of West GA Evergreen Complex	5.25%	7/1/2029	A2	1,175	1,218,122
Dahlonega GA Downtown Dev Auth North GA Pkg & Rec Ctr LLC A (CIFG)	5.00%	7/1/2032	A+	1,000	1,006,820
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc (AMBAC)	5.50%	10/1/2017	NR	1,000	1,044,790
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Inc Ser A	5.00%	11/1/2028	AA+	1,000	1,094,100
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+	750	783,682
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A (AMBAC)	5.50%	2/1/2022	A2	1,000	1,043,630
GA Private Colleges & Univs Auth Emory Ser C-3 Rmkt	0.17%#	9/1/2024	Aa2	2,000	2,000,000
GA Private Colleges & Univs Auth Spelman College	5.25%	6/1/2021	A1	1,340	1,421,633
Marietta GA Dev Auth Rev Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2	1,000	1,004,600
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3	2,000	1,860,720
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	A3	1,115	1,169,691
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2034	A3	1,000	1,003,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST December 31, 2009

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

Total						$31,593,336

General Obligation 12.49%

Atlanta GA (AG)	5.25%		12/1/2023	AAA	$1,265	1,393,195
Barnesville-Lamar Cnty GA Indl Dev Auth Student Hsg Gordon College Pptys A	5.00%		8/1/2030	A2	145	146,350
Gwinnett Cnty GA Sch Dist(b)	5.00%		2/1/2028	AAA	10,000	10,973,050
Northern Mariana Islands Comwlth Ser A	5.00%		6/1/2030	NR	2,485	1,983,527
Paulding Cnty GA Sch Dist	4.75%		2/1/2027	AA+	1,000	1,036,410
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.125%		7/1/2031	BBB-	665	626,596
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%		7/1/2030	BBB-	380	366,149
Territory of Guam Ser A	7.00%		11/15/2039	B+	235	242,222

Total						16,767,499

Healthcare 16.73%

Clarke Cnty GA Hosp Auth Rev Athens Regl Med Ctr Pj (NPFGC)	5.125%		1/1/2032	AA	500	513,700
Cobb Cnty GA Hosp Auth Rev Antic Ctfs (AMBAC)	5.25%		4/1/2024	AA-	1,000	1,044,550
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%		12/1/2026	BBB-	1,010	905,556
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.25%		12/1/2022	BBB-	1,000	978,870
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%		7/1/2027	NR	1,500	1,080,180
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%		8/1/2028	A2	1,840	1,891,796
Glynn-Brunswick Mem Hosp Auth GA Unref Bal 2005 Antic Ctfs (NPFGC)	6.00%		8/1/2016	AA	100	100,323
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.00%		10/1/2038	A2	1,500	1,376,025
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%		10/1/2035	A2	1,420	1,361,879
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	4.625	%-5.00%	8/1/2029- 8/1/2035	AA	10,000	9,653,500
Med Ctr Hosp Auth GA Rev Spring Hrbr Green Isl Pj	5.25%		7/1/2037	NR	1,300	999,544
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.50%		11/15/2020	Aa1	410	423,030
Territory of Guam Oblig Rev Section 30 Ser A	5.75%		12/1/2034	BBB-	735	733,986
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD (NPFGC)	5.50%		3/1/2021	Baa1	500	500,675
Wayne Cnty GA Hosp Auth Rev GTD (XLCA)	5.00%		3/1/2023	NR	1,000	896,520

Total						22,460,134

Housing 7.52%

Albany-Dougherty GA Inner City Auth Albany St Univ Student Hsg Ser A (XLCA)	5.00%		7/1/2031	NR	1,000	853,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Housing (continued)

DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%	7/1/2034	A+	$1,500	$1,634,670
East Point GA Hsg Auth Multi Fam Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AAA	3,475	3,420,547
GA St Hsg & Fin Auth Rev Sing Fam Mtg Ser B AMT	5.05%	12/1/2031	AAA	1,000	971,560
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.85%	12/1/2037	AAA	100	92,902
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.875%	12/1/2024	AAA	100	98,796
Richmond Cnty GA Dev Auth ASU Jaguar Student Hsg LLC Ser A	5.25%	2/1/2030	A3	2,000	1,861,500
Savannah GA Econ Dev Auth Multi Fam Hsg Snap Apt A AMT (GNMA)	5.15%	11/20/2022	AAA	500	507,495
Tift Cnty GA Dev Auth Student Hsg 2nd ABAC LLC Pj (CIFG)	5.00%	8/1/2037	A3	665	659,075

Total					10,099,555

Lease Obligations 6.78%

Assoc Cnty GA Commnrs Unref Bal Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1	10	10,207
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser A	5.00%	1/1/2035	A3	1,275	1,257,086
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3	1,170	1,091,984
Fayette Cnty GA Pub Facs Auth Crim Justice Ctr Pj	5.00%	6/1/2026	AA	1,040	1,068,881
GA Muni Assoc Inc Ctfs City Court Atlanta Pj (AMBAC)	5.25%	12/1/2026	NR	750	753,900
GA Sch Brds Assoc Inc DeKalb Cnty Pub Schs Pj COP (NPFGC)	5.00%	12/1/2023	A	1,000	1,011,670
GA St Higher Ed Facs Auth USG Real Estate Fndtn I LLC Pj (AG)	5.25%	6/15/2019	AAA	1,735	1,949,828
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	906,360
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-	1,000	1,057,990

Total					9,107,906

Other Revenue 1.19%

Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev (NPFGC)	5.625%	10/1/2026	A	1,000	1,092,310
George L Smith II GA World Congress Ctr Auth Domed Stadium Pj AMT (NPFGC)	5.75%	7/1/2015	A	500	509,850

Total					1,602,160

Pre-Refunded 5.47%

Assoc Cnty GA Commnrs Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1	15	15,540
Athens-Clarke Cnty GA Unif Govt Dev Auth Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,000	1,129,200
Atlanta GA ETM	5.60%	12/1/2015	A1	95	105,141
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (NPFGC)	Zero Coupon	8/1/2015	A	255	190,541
GA Private Colleges & Univs Auth Mercer Univ Pj	5.75%	10/1/2031	Baa2	500	552,535
Puerto Rico Comwlth Pub Impt (NPFGC)	5.75%	7/1/2026	A	1,240	1,268,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)

Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA	$370	$408,758
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA	620	733,311
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2036	BBB-	915	1,006,921
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.375%	7/1/2033	BBB-	1,185	1,307,671
Savannah GA Econ Dev Auth Sub Ser C Rmkt ETM	Zero Coupon	12/1/2021	Aaa	1,000	618,320

Total					7,336,483

Special Tax 1.62%

Atlanta GA Dev Auth Rev Opportunity Pj (AMBAC)	5.00%	12/1/2018	A	1,105	1,184,140
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR	1,000	992,080

Total					2,176,220

Tax Revenue 5.12%

Metro Atlanta GA Rapid Transit Auth Ser A (FGIC)(NPFGC)	5.25%	7/1/2028	AA+	1,500	1,666,215
Metro Atlanta GA Rapid Transit Auth Ser N (NPFGC)(IBC)	6.25%	7/1/2018	AAA	465	532,765
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	2,000	2,066,780
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-	750	740,910
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2037	BBB	440	465,678
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2039	BBB	1,000	904,380
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2024	BBB	500	493,295

Total					6,870,023

Transportation 4.09%

Atlanta GA Arpt Facs Rev AMT (NPFGC)	Zero Coupon	1/1/2010	A+	170	170,000
Atlanta GA Arpt Facs Rev Ser A AMT (AGM)	5.125%	1/1/2030	AAA	100	98,342
Augusta GA Arpt Rev Gen Passenger Fac Charge A	5.15%	1/1/2035	Baa2	1,020	868,785
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	750	741,915
College Pk GA Business & Indl Dev Auth Rev Civic Ctr Pj (AMBAC)	5.25%	9/1/2026	AA-	1,000	1,046,740
Macon-Bibb Cnty GA Indl Auth Atlantic Southeast Airlines AMT (AMBAC)	5.00%	4/1/2018	A	430	432,404
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%	7/1/2029	AAA	2,000	2,136,280

Total					5,494,466

Utilities 16.53%

Appling Cnty GA Dev Auth Pollutn Ctrl GA Pwr Co Plant Hatch Pj (AMBAC)	4.40%	7/1/2016	A	1,000	1,009,160
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2022	A	1,000	1,080,800
Atlanta GA Wtr & Wst Wtr Rev Ser A Unref Bal (NPFGC)(FGIC)	5.00%	11/1/2029	A	2,090	2,093,281
Augusta GA Wtr & Swr Rev (AGM)	5.00%	10/1/2024	AAA	2,000	2,168,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)

Carroll Cnty GA Wtr Auth Wtr & Swr (AMBAC)	5.25%	7/1/2021	A3	$500	$525,735
Cherokee Cnty GA Wtr & Swr Auth Ser 2006 (AGM)	5.00%	8/1/2031	AAA	3,000	3,166,710
Cobb Cnty GA Dev Auth Solid Wst Disp GA Wst Mgt Pj Ser A AMT	5.00%	4/1/2033	BBB	500	439,420
Forsyth Cnty GA Wtr & Swr Auth (AGM)	5.00%	4/1/2019	AAA	500	548,890
Glynn Cnty GA Wtr & Swr Rev (AMBAC)	5.00%	4/1/2023	A3	750	773,198
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2019	A	1,000	994,830
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A	1,000	983,120
Monroe Cnty GA Dev Auth Pollutn Ctrl Oglethorpe Pwr Scherer B (AMBAC)	4.625%	1/1/2036	A3	1,500	1,513,485
Muni Elec Auth GA Combustion Turbine Pj Ser A (NPFGC)	5.25%	11/1/2022	A1	1,445	1,494,578
Muni Elec Auth GA Gen Resolution Pjs Sub Ser A	5.25%	1/1/2021	A	1,000	1,116,850
Muni Elec Auth GA Ser B	5.00%	1/1/2020	A	1,700	1,850,501
Puerto Rico Elec Pwr Auth Libor Ser UU	0.89%#	7/1/2031	A3	1,000	724,430
Walton Cnty GA Wtr & Swr Auth Walton Hard Labor Creek Pj GTD (AGM)	5.00%	2/1/2033	AAA	1,650	1,709,779

Total					22,193,567

Total Municipal Bonds (cost $142,274,042)					142,733,189

SHORT-TERM INVESTMENT 0.19%

Variable Rate Demand Note

Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlth Sys Ser A(f) (cost $260,000)	0.21%	1/4/2010	AAA	260	260,000

Total Investments in Securities 106.50% (cost $142,534,042)					142,993,189

Liabilities in Excess of Cash and Other Assets(e) (6.50%)					(8,731,523)

Net Assets 100.00%					$134,261,666

Open Futures Contracts at December 31, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2010	130	Short	$(14,998,750)	$780,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 109.72%

Corporate-Backed 10.61%

Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%		6/1/2025	NR	$1,000	$895,460
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%		6/1/2036	NR	2,210	1,822,388
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%		11/1/2024	BB	11,025	11,229,403
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%		5/1/2030	BB	8,050	8,265,579
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%		12/1/2029	CCC+	29,000	17,180,760
Brazos River Auth TX Pollutn Ctrl TXU Co Ser A Rmkt AMT	7.70%		4/1/2033	CCC	2,000	1,293,940
Brazos River Auth TX Pollutn Ctrl TXU Co Ser D-1 Rmkt AMT†	8.25%		5/1/2033	CCC	2,000	1,377,160
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-3 AMT	5.125%		5/15/2033	BBB-	6,730	5,872,800
Brazos TX Hrbr Indl Dev Corp Dow Chemical Co Pj AMT	5.90%		5/1/2038	BBB-	1,580	1,597,427
Calhoun Cnty AR Solid Wst GA Pacific Corp Pj AMT	6.375%		11/1/2026	B2	2,075	1,989,178
Coshocton Cnty OH Envr Rev Smurfit Stone Container†(h)	5.125%		8/1/2013	D	3,100	2,480,000
Courtland AL Indl Dev Brd Solid Wst Disp Intl Paper Co Pjs A AMT	5.20%		6/1/2025	BBB	9,545	8,447,420
CT St Res Recovery Auth Rev Amer Fuel Co Pj Ser A AMT	6.45%		11/15/2022	BB+	3,580	3,385,499
Cuyahoga Cnty OH Indl Dev Rev All Foils Inc Ser A AMT	2.87%	#	4/1/2017	A-	1,010	1,010,000
Gulf Coast Wst Disp Auth TX Ser A AMT	6.10%		8/1/2024	BBB	1,000	996,130
Houston TX Arpt Sys Rev Spl Facs Continental Airlines Ser C AMT	6.125%		7/15/2027	B3	3,120	2,553,377
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A	5.875%		3/1/2027	NR	1,500	456,000
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A	6.00%		3/1/2037	NR	1,450	438,842
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.125%		10/1/2027	NR	1,475	984,592
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.25%		10/1/2037	NR	6,525	4,131,304
Jay ME Solid Wst Disp Rev Intl Paper Co Pj Ser A AMT	4.90%		11/1/2017	BBB	2,890	2,692,411
LA Loc Govt Envr Facs Cmnty Dev Auth Westlake Chemical Corp Pjs	6.75%		11/1/2032	BB	12,500	12,695,250
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(h)	6.20%		9/1/2020	NR	5,000	950,000
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	7.625%		8/1/2025	B-	18,300	17,899,962
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	8.00%		8/1/2028	B-	2,000	2,003,480
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%		12/1/2032	BB	3,560	2,281,177
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%		5/15/2020	B-	2,900	2,371,185
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%		5/15/2030	B-	1,000	728,370
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%		10/1/2024	BB	5,000	4,866,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Corporate-Backed (continued)

NH St Business Fin Auth Pub Svc Ser D Rmkt TCRS AMT (AMBAC)	6.00%	5/1/2021	A3	$1,000	$1,012,240
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	5,035	3,511,661
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	3,955	2,636,087
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	5,325	4,916,359
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	6,000	5,195,160
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.40%	9/15/2023	B	4,060	3,726,715
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B	755	735,076
OR St Econ Dev Rev GA Pacific Corp Pj Ser 183 AMT	5.70%	12/1/2025	B2	1,815	1,637,311
OR St Econ Dev Rev GA Pacific Corp Ser CLVII AMT	6.35%	8/1/2025	BB-	2,325	2,244,764
Port of Bay City Auth TX Matagorda Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+	3,510	3,478,270
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+	6,700	6,812,493
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser B AMT	6.70%	11/1/2030	B+	1,500	1,491,480
Richmond Cnty GA Dev Auth Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	3,000	2,381,880
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	2,500	2,012,275
Rumford ME Solid Wst Disp Boise Cascade Corp Pj AMT	6.875%	10/1/2026	B2	1,500	1,080,000
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB	5,000	5,017,650
Washington Cnty NE Wstwtr Cargill Inc Pj AMT	4.85%	4/1/2035	A	2,000	1,798,440

Total					172,583,055

Education 5.26%

Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	2,500	2,483,200
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	3,500	3,551,380
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR	3,000	2,226,540
CO Edl & Cultural Facs Auth Indpt Sch Vail Christian High Sch†	5.50%	6/1/2037	NR	3,500	1,750,455
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	12,725	11,059,170
IA Higher Ed Ln Auth Rev Private College Grand View	5.00%	10/1/2031	NR	1,500	1,385,760
IA Higher Ed Ln Auth Rev Private College Waldorf Ser A	5.00%	10/1/2034	NR	1,000	510,000
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa2	2,500	2,624,850
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2025	Baa2	2,500	2,250,075
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2026	Baa2	2,000	1,780,800
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa2	5,000	4,162,400
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2036	Baa2	5,000	4,071,850
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	5,000	5,407,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-	$750	$735,750
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-	1,250	1,242,075
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB	3,500	2,706,620
MA St Dev Fin Agy Boston Architectural College (ACA)	5.00%	1/1/2037	NR	2,710	1,827,028
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3	5,000	4,651,800
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3	3,000	2,740,410
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	2,360	2,011,499
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3	3,075	2,641,240
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-	2,250	2,355,435
New York City NY Indl Dev Agy Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BB+	2,000	1,815,600
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,151,949
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	3,640	2,807,969
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.125%	12/1/2023	Baa2	4,000	4,490,720
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa2	2,000	2,249,780
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.00%	2/15/2018	NR	1,000	928,580
Univ of CA Ser O(b)	5.75%	5/15/2031	Aa1	7,000	7,892,990

Total					85,513,075

General Obligation 7.59%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	BBB+	1,500	1,558,785
CA St Var Purp	5.00%	11/1/2032	A	15,000	13,810,050
CA St Var Purp	6.50%	4/1/2033	A	15,000	16,152,150
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (FGIC)(NPFGC)	Zero Coupon	8/1/2033	Aa3	5,000	1,089,700
Los Angeles CA Cmnty College Dist 2001 Election Ser A (NPFGC)(FGIC)(b)	5.00%	8/1/2032	AA	10,580	10,746,212
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2032	AAA	10,000	10,155,900
Los Angeles CA Unif Sch Dist Ser D(b)	5.00%	1/1/2034	AA-	10,460	10,502,625
Los Angeles CA Unif Sch Dist Ser F(b)	5.00%	7/1/2029	AA-	2,000	2,008,150
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	2,500	2,557,700
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	5,500	5,626,940
New York City NY Ser H-1(b)	5.125%	3/1/2026	AA	10,000	10,684,950
New York City NY Sub Ser J-1(b)	5.00%	5/15/2029	AA	9,000	9,394,290
New York City NY Sub Ser J-1(b)	5.00%	5/15/2031	AA	7,000	7,306,670
New York City NY Sub Ser J-1(b)	5.00%	5/15/2036	AA	1,000	1,043,810
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,730	4,040,089
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	5,420	5,870,586

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	$2,160	$2,339,569
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	BBB-	2,500	2,510,725
Territory of Guam Ser A	6.75%	11/15/2029	B+	3,690	3,807,452
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,175	2,241,838

Total					123,448,191

Healthcare 28.93%

Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	BB	5,000	3,653,250
Allegheny Cnty PA Hosp Dev Auth West PA Hlth Sys Ser A	5.00%	11/15/2028	BB	15,365	11,456,912
Alton IL Hosp Fac Rev St. Anthony’s Hlth Ctr	6.00%	9/1/2010	NR	355	355,117
Alton IL Hosp Fac Rev St. Anthony’s Hlth Ctr	6.00%	9/1/2014	NR	1,620	1,609,438
Arkansas KS Pub Bldg Commn South Cent Regl Med Ctr	6.75%	9/1/2038	Baa3	6,360	6,522,371
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	8,000	5,813,360
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+	250	265,993
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+	625	661,713
Bremer Cnty IA Ret Bartels Lutheran Ser A	5.00%	11/15/2017	NR	1,140	1,069,993
Bucks Cnty PA Indl Dev Auth Ret Cmnty Ann’s Choice Inc Fac Ser A	6.125%	1/1/2025	NR	3,500	3,074,015
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	11/15/2034	A2	3,400	3,143,300
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.375%	2/1/2029	Baa2	1,000	914,680
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.50%	2/1/2039	Baa2	7,000	6,274,310
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2030	BBB	3,020	2,761,548
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2035	BBB	7,710	6,886,109
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB	1,000	1,051,470
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.25%	11/15/2041	BBB	2,500	2,653,325
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR	2,270	2,060,888
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2029	NR	5,770	5,752,228
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2039	NR	5,045	4,885,780
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2026	NR	1,000	855,140
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2037	NR	2,055	1,623,512
CO Hlth Facs Auth Rev Hlth & Resdl Care Facs Volunteers of America Care A	5.30%	7/1/2037	NR	1,500	1,091,055
Cottage Grove MN Sr Hsg Rev PHS/Cottage Grove Inc Pj B	6.00%	12/1/2046	NR	2,325	1,958,045
CT St Hlth & Edl Facs Auth Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2022	BBB-	1,215	1,158,272
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR	4,300	3,482,699
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR	2,500	1,978,550
Director St NV Dept Business & Industry Las Ventanas Ret Pj A	7.00%	11/15/2034	NR	6,000	3,548,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)

Director St NV Dept Business & Industry Las Ventanas Ret Pj B	6.00%	11/15/2014	NR		$4,105	$2,767,673
Director St NV Dept Business & Industry Las Ventanas Ret Pj B	6.75%	11/15/2023	NR		4,700	2,896,328
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR		1,700	1,354,866
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		5,000	5,238,650
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.125%	7/1/2042	NR		8,000	5,188,800
Fulton Cnty PA Indl Dev Auth Hosp Fulton Cnty Med Ctr Pj	5.875%	7/1/2031	NR		1,500	1,251,525
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	6.00%	1/1/2023	BBB-	(a)	3,385	3,339,979
Harris Cnty TX Cultural Ed Facs Fin Corp Childrens Hosp Pj(b)	5.00%	10/1/2024	AA		6,000	6,153,570
Harris Cnty TX Cultural Ed Facs Fin Corp Childrens Hosp Pj(b)	5.25%	10/1/2029	AA		4,000	4,102,380
HFDC Cent TX Inc Ret Fac Ser A	5.625%	11/1/2026	NR		1,850	1,500,109
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		3,750	2,873,550
Hillsborough Cnty FL Indl Dev Auth Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3		5,000	4,659,750
Hillsdale MI Hosp Fin Auth Hosp Hillsdale Cmnty Hlth Ctr	5.75%	5/15/2018	BB+		2,360	2,354,902
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	5.75%	11/1/2026	NR		6,395	5,571,388
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	6.00%	11/1/2038	NR		7,115	5,955,824
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,500	1,225,110
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		4,500	3,555,630
IA Fin Auth Hlth Facs Rev Ser A Remk (AG)(b)	5.25%	8/15/2029	Aa3		3,000	3,200,085
IA Fin Auth Hlth Facs Rev Ser A Remk (AG)(b)	5.625%	8/15/2037	Aa3		7,000	7,466,865
IA Fin Auth Sr Hsg Rev Bethany Life Cmntys Pj Ser A	5.55%	11/1/2041	NR		1,000	694,280
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	5.20%	5/15/2012	NR		1,000	410,270
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	5.30%	5/15/2013	NR		1,000	406,730
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.00%	5/15/2025	NR		4,000	1,600,160
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.125%	5/15/2038	NR		5,000	1,997,300
IL Fin Auth Rev Clare at Wtr Tower Pj Ser C	5.125%	5/15/2012	NR		5,000	2,051,400
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR		8,000	6,124,000
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.375%	2/15/2025	BB-	(a)	4,000	3,346,960
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.625%	2/15/2037	BB-	(a)	4,000	3,177,920
IL Fin Auth Rev Kewanee Hosp Pj	5.10%	8/15/2031	NR		1,175	903,352
IL Fin Auth Rev Landing at Plymouth Place Pj Ser A	6.00%	5/15/2025	NR		3,000	2,585,970
IL Fin Auth Rev Montgomery Place Pj Ser A	5.50%	5/15/2026	NR		2,400	1,909,488
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A-		3,000	3,329,460
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		4,290	3,855,895
IL Fin Auth Rev Three Crowns Pk Plaza Ser A	5.875%	2/15/2038	NR		4,500	3,813,300
IN Hlth & Edl Facs Fing Auth Cmnty Fndtn Northwest	5.50%	3/1/2037	BBB		5,000	4,692,000
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.50%	5/15/2033	NR		3,000	2,713,890
Jacksonville FL Hlth Facs Auth Brooks Hlth Sys	5.25%	11/1/2038	A		3,175	3,008,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)

Johnson TN Hlth & Edl Facs Brd 1st Mtg Mtn Sts Hlth Ser A	5.50%	7/1/2036	BBB+		$2,800	$2,679,712
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2036	AAA		7,000	7,264,495
Knox Cnty TN Hlth Edl & Hsg Facs Brd Baptist Hlth Sys East TN	6.50%	4/15/2031	A1		5,955	6,273,712
Kuakini HI Hlth Sys Spl Fac Ser A	6.375%	7/1/2032	BBB-		5,930	5,714,267
Lehigh Cnty PA Gen Purp Auth Good Shepherd Grp Ser A	5.625%	11/1/2034	A		4,000	4,023,920
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR		1,750	1,348,935
Louisville & Jefferson Cnty KY Metro Govt Norton Hlthcare Inc(b)	5.25%	10/1/2036	A-		23,750	22,445,412
Lubbock TX Hlth Facs Dev Corp 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR		4,010	3,778,062
MA Dev Fin Agy Groves Lincoln Ser A	7.50%	6/1/2029	NR		4,000	3,868,960
MA Dev Fin Agy Groves Lincoln Ser A	7.75%	6/1/2039	NR		2,000	1,961,220
MA St Hlth & Edl Facs Auth UMass Mem Issue Ser D	5.25%	7/1/2025	BBB+		8,560	8,347,455
MD St Hlth & Higher Edl Facs Auth Washington Cnty Hosp	5.75%	1/1/2033	BBB-		1,035	1,028,459
MD St Hlth & Higher Edl Facs Auth Washington Cnty Hosp	6.00%	1/1/2028	BBB-		1,280	1,303,526
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.50%	2/15/2025	BBB-		3,250	2,888,372
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.625%	2/15/2035	BBB-		1,650	1,379,978
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.25%	11/15/2025	BB+	(a)	3,800	2,900,806
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.50%	11/15/2035	BB+	(a)	1,000	726,810
NH Hlth & Ed Facs Auth Havenwood Heritage Heights A	5.35%	1/1/2026	NR		2,415	2,095,906
NH Hlth & Ed Facs Auth Havenwood Heritage Heights A	5.40%	1/1/2030	NR		2,250	1,908,472
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,250	955,013
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		2,605	1,874,089
NJ Hlthcare Facs Fing Auth Holy Name Hosp	5.25%	7/1/2030	Baa2		16,885	14,581,886
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		9,000	8,971,290
NM St Hosp Equip Ln Council Presbyterian Hlthcare(b)	5.00%	8/1/2039	AA-		9,100	8,893,521
North Cent TX Hlth Fac Dev Corp Children’s Med Ctr Dallas Pj(b)	5.75%	8/15/2039	Aa3		10,000	10,485,600
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2024	BBB+		1,210	1,203,829
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.375%	8/15/2028	BBB+		1,675	1,639,255
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		4,250	3,832,437
OH St Hosp Fac Rev Cleveland Clinic Hlth B(b)	5.50%	1/1/2034	Aa2		13,500	13,957,515
Orange Cnty FL Hlth Facs Auth 1st Mtg Orlando Lutheran Tower	5.50%	7/1/2038	NR		5,050	3,802,549
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR		1,100	962,060
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,454,056
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.50%	7/1/2026	BBB		3,000	2,606,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)

Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hosp Sys Ser A	6.625%	11/15/2023	BBB		$5,000	$5,002,700
RI St Hlth & Edl Bldg Corp Hosp Fing St. Joseph Hlth Svcs	5.50%	10/1/2029	BB-		15,270	11,474,031
Rochester MN Hlthcare Samaritan Bethany Ser A	6.875%	12/1/2029	NR		1,945	1,908,706
Rochester MN Hlthcare Samaritan Bethany Ser A	7.375%	12/1/2041	NR		5,000	4,894,450
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR		2,565	2,008,831
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR		6,435	4,898,322
Sayre OK Mem Hosp Auth	6.00%	7/1/2037	NR		4,000	3,266,200
SC Jobs Econ Dev Auth First Mtg Wesley Commons	5.125%	10/1/2026	NR		1,400	1,114,092
SC Jobs Econ Dev Auth Hampton Regl Med	5.25%	11/1/2028	NR		12,000	9,853,200
St. Joseph Cnty IN Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	5.70%	5/15/2028	NR		265	212,011
St. Joseph Cnty IN Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2026	NR		250	212,460
St. Joseph Cnty IN Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2038	NR		475	371,203
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	6.00%	11/15/2030	BB+		6,090	5,469,429
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.75%	5/1/2025	BB		1,520	1,369,383
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+		9,080	8,025,630
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR		3,000	2,532,120
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR		3,000	2,329,410
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.70%	9/1/2037	NR		8,000	6,519,360
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR		2,000	1,613,900
Western IL Econ Dev Auth Carthage Mem Hosp Pj Ser B	7.00%	6/1/2033	NR		2,890	2,796,277
Westmoreland Cnty PA Indl Dev Auth Ret Cmnty Redstone Ser A	5.75%	1/1/2026	NR		900	755,442
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser A	7.25%	9/15/2029	NR		1,000	1,020,760
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser A	7.625%	9/15/2039	NR		2,000	2,073,780
WI St Hlth & Edl Facs Auth Wheaton Hlthcare Ser B	5.125%	8/15/2030	BBB+		21,150	18,612,846
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR		3,530	2,864,242
WV St Hosp Fin Auth Thomas Hlth Sys	6.50%	10/1/2028	NR		7,425	7,167,204

Total						470,362,347

Housing 3.27%

El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	B3		3,280	2,481,517
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	B3		1,515	1,311,520
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-	(a)	10,700	9,006,618
Harrisonburg VA Redev & Hsg Auth Multi Fam Hsg Brooke Ridge Apts Pj Ser E AMT	6.475%	12/1/2038	NR		12,100	10,390,633
LA Hsg Fin Agy Multi Fam Hsg La Chateau Ser A	6.875%	9/1/2029	A-		1,805	1,805,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Housing (continued)

LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%		9/1/2039	BBB-		$3,500	$3,561,950
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%		7/1/2039	NR		5,100	3,645,786
LA St Gas & Fuels Tax Rev Ser A (NPFGC)(FGIC)(b)	5.00%		5/1/2041	AA		13,500	13,703,580
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Multi Fam Hsg Prestige A	7.50%		12/20/2040	NR		3,930	2,649,724
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.125%		1/1/2025	NR		2,790	502,479
MuniMae TE Bd Subs LLC†(c)	5.30%		9/30/2015	Baa2		2,000	1,391,980
MuniMae TE Bd Subs LLC†(c)	5.90%		9/30/2015	Ba1		2,000	1,041,900
Stillwater MN Multi Fam Rev Hsg Orleans Homes LP Pj AMT	5.50%		2/1/2042	NR		500	355,045
WI Hsg & Econ Dev Auth Ser C AMT	6.25%	#	10/1/2048	Aa3		1,315	1,315,000

Total							53,163,147

Lease Obligations 2.17%

CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%		4/1/2034	Aa2		7,495	7,473,550
Charlotte NC COP Ser E(b)	5.00%		6/1/2034	AA+		3,000	3,124,620
Charlotte NC COP Ser E(b)	5.00%		6/1/2039	AA+		8,500	8,853,090
McLennan Cnty TX Pub Fac Corp	6.625%		6/1/2035	AA-		5,000	5,473,800
Philadelphia PA Muni Auth Rev Lease	6.10%		4/1/2024	Baa1		1,780	1,873,468
Philadelphia PA Muni Auth Rev Lease	6.375%		4/1/2029	Baa1		2,000	2,095,680
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%		7/1/2030	BBB-		6,000	6,347,940

Total							35,242,148

Other Revenue 11.81%

AK Indl Dev & Export Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A	6.15%		8/1/2031	NR		3,285	2,015,118
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%		2/1/2030	NR		8,300	7,193,361
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%		9/1/2032	Baa3		500	407,090
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%		9/1/2039	Baa3		2,975	2,405,942
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%		9/1/2039	Ba1		8,345	6,576,611
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%		8/1/2028	NR		3,450	3,202,083
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	7.00%		8/1/2038	NR		3,000	2,761,770
Beauregard Parish LA Rev Boise Cascade Corp Pj	6.80%		2/1/2027	Ba3		4,750	3,595,370
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.00%		7/15/2030	BBB-		3,000	3,041,190
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%		7/1/2038	BB+	(a)	1,250	998,850
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%		7/1/2030	NR		1,640	1,215,092
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%		7/1/2042	NR		1,500	1,036,140
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%		7/1/2037	NR		1,000	751,900
Charyl Stockwell Academy MI COP	5.75%		10/1/2025	NR		4,130	3,277,774
Chester Cnty PA Indl Dev Auth Renaissance Academy Pj A	5.625%		10/1/2015	NR		1,870	1,752,508
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.50%		7/1/2038	NR		1,065	908,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)

CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR	$930	$778,977
Conner Creek Academy East MI Pub Sch	5.25%	11/1/2036	BB+	1,000	714,960
Denver CO Convtn Ctr Hotel Auth Sr (XLCA)	5.00%	12/1/2035	BBB-	3,300	2,676,465
Denver CO Convtn Ctr Hotel Auth Sr (XLCA)	5.125%	12/1/2026	BBB-	3,390	2,995,201
Detroit MI Cmnty High Sch Pub Sch Academy	5.65%	11/1/2025	BB	1,000	770,240
Detroit MI Cmnty High Sch Pub Sch Academy	5.75%	11/1/2030	BB	1,255	925,412
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR	1,640	1,103,540
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.00%	5/15/2036	BB-	2,000	1,534,660
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.125%	5/15/2037	BB-	1,855	1,457,344
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR	1,795	1,372,601
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR	965	898,579
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR	2,000	1,725,560
IAH TX Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR	1,635	1,335,027
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.125%	8/1/2026	NR	1,550	1,306,913
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.25%	8/1/2036	NR	2,815	2,270,438
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR	6,570	5,105,875
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR	1,000	850,990
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.375%	2/15/2037	NR	1,220	998,180
La Vernia TX Higher Ed Fin Corp Ser A	7.125%	2/15/2038	NR	6,515	6,541,255
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.375%	6/15/2037	BB	3,500	2,532,740
Lombard IL Pub Facs Corp 1st Tier Ser A-1	7.125%	1/1/2036	NR	8,500	6,880,155
Madison Cnty FL Rev 1st Mtg Twin Oaks Pj Ser A	6.00%	7/1/2025	NR	1,150	898,323
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024	NR	4,810	4,139,101
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR	1,560	1,286,376
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031	NR	10,000	6,381,300
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.25%	12/1/2031	NR	1,000	622,400
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.25%	7/1/2018	NR	250	150,760
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.50%	7/1/2038	NR	2,300	1,060,507
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj†	6.50%	9/1/2037	BBB-	5,000	4,154,650
MI Pub Edl Facs Auth Rev Ltd Oblig Crescent	7.00%	10/1/2036	NR	743	658,004
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR	3,390	2,505,888
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030	BBB-	3,720	2,926,412
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	5,755	1,035,958
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037	NR	1,000	725,400
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+	8,000	9,487,200
NJ Econ Dev Auth Cigarette Tax	5.625%	6/15/2019	BBB	4,150	4,154,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)

Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		$1,925	$1,701,045
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2023	NR		1,350	1,124,077
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		1,900	1,479,378
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(h)	6.75%	7/1/2022	NR		1,460	729,985
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(h)	7.00%	7/1/2036	NR		5,000	2,500,000
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035	BB		2,455	2,164,353
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(a)	5,000	4,174,500
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB	(a)	9,000	6,889,860
Pima Cnty AZ Indl Dev Auth Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB		10,000	7,461,500
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	5.875%	6/1/2022	BB		250	213,583
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.00%	6/1/2036	BB		1,800	1,395,306
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2030	BBB-		1,500	1,104,975
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		4,000	2,905,320
Red River Auth TX Pollutn Ctrl Celanese Pj Ser A	6.45%	11/1/2030	B+		2,495	2,528,059
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		5,000	4,150,800
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.00%	5/1/2020	NR		1,000	1,008,960
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.25%	5/1/2027	NR		1,200	1,081,056
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.55%	11/15/2021	NR		1,095	983,047
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.55%	11/15/2026	NR		800	676,368
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.70%	11/15/2036	NR		1,750	1,404,900
Star Intl Academy MI COP	6.125%	3/1/2037	BBB		1,460	1,200,981
Summit Academy MI Pub Sch	6.375%	11/1/2035	BB+		3,795	2,889,627
Sweetwater Cnty WY Solid Wst Disp FMC Corp Pj AMT	5.60%	12/1/2035	BBB+		3,500	3,264,800
Two Rivers MT Auth Inc Pj Sr Lien(h)	7.375%	11/1/2027	NR		2,615	525,772
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	NR		2,870	2,295,024
TX St Pub Fin Auth Kipp Inc Ed Ser A (ACA)	5.00%	2/15/2036	BBB		4,850	3,983,014
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR		500	411,995
Utah Cnty UT Charter Sch Rev Lakeview Academy Ser A	5.625%	7/15/2037	NR		1,000	764,170
Utah Cnty UT Charter Sch Rev Lakeview Academy Ser A†	5.875%	6/15/2037	NR		1,750	1,382,342
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR		4,200	3,461,766

Total						191,957,601

Special Tax 5.92%

Allegheny Cnty PA Redev Auth Pittsburgh Mills Pj	5.60%	7/1/2023	NR		500	425,920
Altoona IA Tax Alloc Annual Appropriation	5.75%	6/1/2031	BBB+		1,000	1,026,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax (continued)

Amelia Walk Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR	$980	$460,237
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A 1	5.50%	5/1/2036	NR	2,825	1,415,692
Arborwood Cmnty Dev Dist FL Master Infrastr Pjs Ser A	5.35%	5/1/2036	NR	6,780	3,844,396
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR	1,310	1,299,625
Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	7.375%	1/1/2031	NR	4,000	3,972,520
Atlanta GA Tax Alloc Eastside Pj Ser A AMT	5.625%	1/1/2016	NR	1,135	1,128,689
Atlanta GA Tax Alloc Princeton Lakes Pj	5.50%	1/1/2031	NR	1,045	860,025
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,650	1,590,204
Aurora IL Tax Incr Rev River City No 3 Ser B	6.50%	12/30/2023	NR	3,000	2,903,820
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	7,000	6,620,320
Branson MO Indl Dev Auth Tax Rev Branson Landing Retail Pj	5.50%	6/1/2029	NR	6,220	4,465,338
Cap Reg Cmnty Dev Dist FL Cap Impt Ser A	7.00%	5/1/2039	NR	1,500	1,388,070
Crosscreek Cmnty Dev Dist FL Ser A	5.60%	5/1/2039	NR	1,750	650,947
Dardenne Twn Square Transn Dev Dist MO Ser A	5.00%	5/1/2036	NR	3,110	1,523,247
Durbin Crossing Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR	5,800	3,346,658
FL Cypress Creek Hillsborough Cnty Cmnty Dev Dist	5.35%	5/1/2037	NR	6,800	3,274,608
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1	5.75%	12/1/2028	NR	1,000	464,780
Henderson NV Loc Impt Dists No T18	5.25%	9/1/2026	NR	8,155	3,677,171
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	2,500	1,123,975
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	11,325	10,878,455
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR	4,260	3,149,035
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+	12,000	9,747,840
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	A	1,000	1,062,200
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2039	A	1,000	1,054,760
Magnolia FL West Cmnty Dev Dist	5.35%	5/1/2037	NR	3,890	2,300,196
Mariposa NM East Pub Impt Dist	5.75%	9/1/2021	NR	350	291,449
Mariposa NM East Pub Impt Dist	6.00%	9/1/2032	NR	1,000	751,180
Mediterranea Cmnty Dev Dist FL Spl Assmnt Ser A	5.60%	5/1/2037	NR	1,460	833,091
Mesquite NV Redev Agy Tax Alloc	7.125%	6/1/2021	A-	1,000	1,031,600
Mesquite NV Redev Agy Tax Alloc	7.375%	6/1/2024	A-	1,655	1,708,887
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,000	3,233,400
Orange Grove LA Cmnty Dev Dist	5.30%	11/1/2021	NR	1,760	1,238,494
Panther Trace II FL Cmnty Dev Dist Spl Assmnt Ser A	5.60%	5/1/2035	NR	1,730	1,248,662
Shingle Creek FL Cmnty Dev Dist	6.10%	5/1/2025	NR	4,990	1,944,553
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	926,210
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,485	1,242,782
Tern Bay Cmnty Dev Dist FL Ser A(h)	5.375%	5/1/2037	NR	13,145	4,206,400
Tracy CA Cmnty Facs Dist No 1 NEI Phase II	5.70%	9/1/2026	NR	920	792,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax (continued)

Whispering Spring LA Dev Dist Spl Assmnt	5.20%	10/1/2021	NR	$2,290	$1,535,353
Whiting IN Redev Dist Standard Ave Pj	5.35%	1/15/2027	NR	1,990	1,635,382

Total					96,275,068

Tax Revenue 4.31%

Cooperative Dist of Fort Spanish AL Rev Pub Impt	9.00%	2/1/2029	NR	3,600	3,979,080
Metro Atlanta GA Rapid Transit Tax 3rd Ser(b)	5.00%	7/1/2039	AA+	18,000	18,590,220
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2024	BBB	7,185	7,065,370
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	9,115	8,947,375
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA	6,000	6,433,200
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	1,000	751,380
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	Ba3	7,000	5,851,790
Uptown TX Dev Auth Infrastr Impt Facs	5.50%	9/1/2029	BBB+	1,000	978,650
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%	6/15/2028	AAA	16,235	17,490,020

Total					70,087,085

Tobacco 3.23%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB	4,190	3,561,165
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB	14,195	10,689,403
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	BBB	5,800	4,769,746
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BBB	20,635	13,961,228
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB	13,780	10,235,371
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	BBB	5,000	3,811,000
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BBB	7,970	5,504,879

Total					52,532,792

Transportation 10.29%

Augusta GA Arpt Rev Gen Arpt Passenger B AMT	5.35%	1/1/2028	Baa2	350	323,001
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa2	2,410	2,188,883
Bay Area Toll Auth CA San Francisco Bay Area F-1(b)	5.00%	4/1/2034	AA	12,000	12,185,400
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	6,125	6,058,972
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp A Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+	7,500	7,341,375
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp A Sub Ser 3 Rmkt AMT	9.125%	5/1/2029	CCC+	1,500	1,399,140
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(i)	7.25%	1/1/2023	NR	5,000	250,000
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(i)	7.375%	1/1/2030	NR	5,000	250,000
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser A (NPFGC)	Zero Coupon	9/1/2034	A	5,885	1,050,473

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2031	A	$25,000	$5,730,750
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2037	A	9,925	1,421,260
Foothill Eastern Transn Corridor Agy CA	5.75%	1/15/2040	BBB-	2,030	1,852,375
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2030	BBB-	20,000	5,003,800
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2033	BBB-	5,000	989,700
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2034	BBB-	25,535	4,689,247
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2035	BBB-	3,445	586,718
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2037	BBB-	4,985	701,390
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2038	BBB-	1,000	130,500
Foothill Eastern Transn Corridor Agy CA Cap Apprec	5.85%	1/15/2023	BBB-	5,000	4,986,400
Foothill Eastern Transn Corridor Agy CA Cap Apprec	5.875%	1/15/2026	BBB-	2,000	1,956,340
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	5,060	4,317,900
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	5,000	4,147,500
Metro Transn Auth NY Ser B	5.00%	11/15/2034	AA	3,750	3,882,637
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,292,673
Metro WA DC Arpts Auth Ser A AMT(b)	5.25%	10/1/2027	AA-	4,540	4,599,610
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,532,825
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	2,760	2,745,262
North TX Twy Auth Rev 1st Tier Ser A	6.00%	1/1/2028	A2	5,000	5,335,950
North TX Twy Auth Rev 1st Tier Ser A	6.25%	1/1/2039	A2	5,000	5,306,700
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2038	A3	3,500	3,551,380
Phoenix AZ Civic Impt Corp Sr Lien Ser A(b)	5.00%	7/1/2038	AA-	16,400	16,433,620
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa3	1,955	1,489,495
Port Auth NY & NJ Cons 160th(b)	4.00%	9/15/2031	AA-	25,000	23,812,000
Puerto Rico Comwlth Hwy & Transn Auth Ser N	5.50%	7/1/2021	BBB	2,440	2,477,356
Santa Rosa FL Bay Bridge Auth Rev	6.25%	7/1/2028	B3	4,860	3,049,796
Santa Rosa FL Bay Bridge Auth Rev Cap Apprec	Zero Coupon	7/1/2017	B3	2,800	987,560
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A	4,025	4,182,458
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	885,780
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3	7,835	7,467,303
TX Private Activity Bd Surface Transn Corp Sr Lien Nt Mobility	6.875%	12/31/2039	Baa2	5,000	5,096,050
TX Private Activity Bd Surface Transn Corp Sr Lien Nt Mobility	7.50%	12/31/2031	Baa2	2,500	2,679,625

Total					167,369,204

Utilities 16.33%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	11,000	10,796,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)

Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2028	A	$3,000	$3,142,500
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A	4,500	4,689,360
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1	17,700	18,791,559
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC	2,215	2,028,475
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj AMT	5.00%	3/1/2041	CCC	6,000	2,475,060
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser A AMT	6.75%	4/1/2038	CCC	1,790	1,509,758
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser B AMT	6.30%	7/1/2032	CCC	2,000	1,093,720
CA Infrastr & Econ Dev Bk Indpt Sys Operator Ser A	5.50%	2/1/2030	A	5,500	5,619,130
CA St Dept of Wtr Res Pwr Ser B-1	0.20%#	5/1/2022	Aaa	1,600	1,600,000
CA St Dept of Wtr Res Pwr Sub Ser F-4	0.20%#	5/1/2022	Aaa	12,000	12,000,000
Campbell Cnty WY Solid Wst Fac Basin Elec Pwr Coop Ser A	5.75%	7/15/2039	A+	4,000	4,231,280
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3	2,125	2,324,729
Clark Cnty NV Indl Dev Rev Pwr Co Pj Ser C	5.50%	10/1/2030	BB+	4,215	4,183,725
CT St Dev Auth Lt & Pwr B AMT	5.95%	9/1/2028	Baa1	2,190	2,210,674
CT St Dev Auth Solid Wst Disp PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1	2,250	2,194,920
Detroit MI Wtr Supply Sys 2nd Lien Ser B Rmkt (FSA)	7.00%	7/1/2036	AAA	4,535	5,169,310
FL Muni Pwr Agy Rev Pwr Ser A	6.25%	10/1/2031	A1	2,000	2,271,620
HI St Dept Bdgt & Fin Elec Co & Subs Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1	2,000	1,837,240
HI St Dept Bdgt & Fin Hawaiian Elec Co & Subs	6.50%	7/1/2039	Baa1	4,400	4,688,332
HI St Dept Bdgt & Fin Hawaiian Elec Co Ser B AMT (FGIC)	4.60%	5/1/2026	Baa1	2,000	1,777,900
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR	5,960	4,283,869
IN Muni Pwr Agy Ser B	5.75%	1/1/2034	A+	2,000	2,082,880
Lathrop CA Fing Auth Rev Wtr Supply Pj	5.90%	6/1/2027	NR	3,000	2,858,820
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR	4,140	3,811,822
Little River Cnty AR Rev GA Pacific Corp Pj AMT	5.60%	10/1/2026	B2	1,345	1,186,223
M-S-R Enrg Auth CA Ser C	6.50%	11/1/2039	A	6,250	6,644,562
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A	12,370	13,885,696
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	3,953,950
Moraine OH Solid Wst Disp Gen Motors Corp Pj AMT(h)	6.75%	7/1/2014	NR	525	99,750
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	11,000	11,627,935
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.125%	6/15/2030	AA+	1,000	1,057,085
Niagara Cnty NY Indl Dev Agy Ser B AMT	5.55%	11/15/2024	Baa2	750	737,205
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	BBB	7,340	7,894,977
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-	12,550	12,774,770
OH St Pollutn Ctrl Rev Gen Motors Corp Pj(h)	5.625%	3/1/2015	NR	2,965	563,350
Owen Cnty KY Wtrwks Sys Rev Amer Wtr Co Ser B	5.625%	9/1/2039	BBB+	2,500	2,480,175
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3	1,500	1,508,835
Padre Dam CA Muni Wtr Dist Pj Ser A(b)	5.25%	10/1/2034	AA-	11,600	12,102,280
Phoenix AZ Civic Impt Corp Jr Lien Ser A(b)	5.00%	7/1/2039	AAA	8,750	8,981,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Utilities (continued)

Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.60%	12/1/2022	NR		$2,000	$1,749,060
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.75%	12/1/2032	NR		5,000	4,216,500
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR		7,000	6,639,920
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	7.50%	12/1/2038	NR		2,235	2,285,645
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2038	BBB		1,150	1,146,791
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2032	A3		5,000	4,785,250
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CCC		1,620	1,458,794
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A AMT	6.45%	6/1/2021	CCC		2,000	1,344,860
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CCC		6,040	5,530,526
Salt Verde AZ Financial Corp Gas Rev Sr	5.00%	12/1/2037	A		2,500	2,125,850
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2029	Aa1		19,375	21,125,001
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2031	Aa1		6,270	6,836,323
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB	(a)	4,781	4,511,782
TN Enrg Acq Corp Ser A	5.25%	9/1/2026	BB+		6,775	6,620,191
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR		1,500	1,347,165
Western Generation Agy OR Wauna Cogeneration Pj Sub Lien C	5.00%	1/1/2021	NR		635	563,772

Total						265,458,295

Total Municipal Bonds (cost $1,946,248,009)						1,783,992,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND December 31, 2009

Investments				Shares (000)		Value
SHORT-TERM INVESTMENTS 0.61%

Money Market Mutual Funds 0.00%

Dreyfus Municipal Cash Management Plus				—	(g)	$334
SSgA Tax Free Money Market Fund				3		2,890

Total						3,224

	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
Variable Rate Demand Note 0.61%

Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt D-3-A GTD(f)	0.48%	1/4/2010	AA+	$10,000		10,000,000

Total Short-Term Investments (cost $10,003,224)						10,003,224

Total Investments in Securities 110.33% (cost $1,956,251,233)						1,793,995,232

Liabilities in Excess of Cash and Other Assets(e) (10.33%)						(167,991,192)

Net Assets 100.00%						$1,626,004,040

Open Futures Contracts at December 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2010	2,128	Short	$(245,518,000)	$12,769,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 100.76%

Corporate-Backed 1.12%

Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB	$1,000	$1,026,780

Education 23.10%

Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2028	A2	1,515	1,555,723
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2033	A2	1,000	1,003,260
Delaware Cnty PA Auth Univ Rev Villanova Univ(d)	5.00%	12/1/2027	A1	2,015	2,081,676
Delaware Cnty PA Auth Univ Rev Villanova Univ(d)	5.00%	12/1/2028	A1	500	513,740
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	1,000	869,090
Lehigh Cnty PA Gen Purp Auth Desales Univ Pj (RADIAN)	5.125%	12/15/2023	NR	1,000	914,550
New Wilmington PA Muni Auth Rev Westminster College Pj GG4 (RADIAN)	5.125%	5/1/2033	NR	1,000	869,380
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ GG5 (RADIAN)	5.125%	5/1/2032	BBB-	1,020	871,886
PA St Higher Edl Facs Auth Drexel Univ Ser A	5.20%	5/1/2032	A+	600	604,956
PA St Higher Edl Facs Auth Edinboro Univ	5.75%	7/1/2028	BBB-	1,000	952,990
PA St Higher Edl Facs Auth Moravian College Pj (RADIAN)	5.375%	7/1/2031	NR	1,000	1,000,200
PA St Higher Edl Facs Auth Philadelphia Univ	5.00%	6/1/2030	BBB	1,530	1,357,829
PA St Higher Edl Facs Auth Univ of the Arts (RADIAN)	5.625%	3/15/2025	NR	1,000	999,920
PA St Higher Edl Facs Auth Univ of the Arts (RADIAN)	5.75%	3/15/2030	NR	500	490,590
PA St Higher Edl Facs Auth York College PA Pj Ser EE 1 (XLCA)	5.00%	11/1/2033	A	1,000	1,014,040
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2014	NR	295	252,921
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2015	NR	295	238,053
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2016	NR	295	223,350
PA St Pub Sch Bldg Auth Delaware Cnty Cmnty College Pj (AGM)	5.00%	10/1/2029	Aa3	675	717,545
PA St Pub Sch Bldg Auth Jefferson Cnty Dubois Tech Sch (NPFGC)(FGIC)	5.00%	2/1/2029	A	1,000	1,033,340
PA St Univ Ser A	5.00%	8/15/2029	AA	1,000	1,070,770
Philadelphia PA Auth Indl Dev Edl Cmnty Fgn Med Grads (NPFGC)	5.00%	6/1/2015	A	250	250,428
Snyder Cnty PA Higher Ed Auth Susquehanna Univ Pj	5.00%	1/1/2029	A2	1,300	1,348,204
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB	1,000	891,200

Total					21,125,641

General Obligation 21.15%

Allentown PA Sch Dist Ser A	5.00%	2/15/2023	A	1,000	1,077,960
Bucks Cnty PA	5.25%	5/1/2023	AA+	1,000	1,157,230
Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	Aa2	1,000	1,318,070
Downingtown PA Area Sch Dist Ser AA	5.00%	11/1/2029	AA+	1,000	1,082,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation (continued)

Gateway PA Sch Dist Allegheny Cnty (AGM)	5.00%	7/15/2027	Aa3		$4,280	$4,570,056
Luzerne Cnty PA Ser B (AGM)	5.00%	12/15/2027	AAA		1,500	1,580,280
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR		1,690	1,302,872
PA Centennial Sch Dist Bucks Cnty Ser B (FSA)	5.25%	12/15/2027	AAA		1,180	1,280,701
Philadelphia PA Ser A (AGM)	5.25%	12/15/2027	AAA		2,500	2,608,650
Reading PA (FSA)	5.00%	11/1/2029	Aa3		1,500	1,507,995
Territory of Guam Ser A	7.00%	11/15/2039	B+		200	206,146
West Mifflin PA Area Sch Dist (FSA)	5.375%	4/1/2028	AAA		1,500	1,648,395

Total						19,341,125

Healthcare 20.22%

Allegheny Cnty PA Hosp Dev Auth Catholic Hlth East Issue	5.50%	11/15/2032	A1		1,500	1,486,410
Allegheny Cnty PA Hosp Dev Auth OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Baa2		500	416,310
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr	5.625%	8/15/2039	Aa3		1,500	1,514,865
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2018	Aa3		1,000	1,053,770
Allegheny Cnty PA Hosp Dev Auth West PA Hlth Sys Ser A	5.00%	11/15/2028	BB		1,000	745,650
Bucks Cnty PA Indl Dev Auth Lutheran Cmnty Telford Ctr	5.75%	1/1/2037	NR		1,000	753,480
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1		1,000	1,110,810
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.125%	1/1/2029	BBB+	(a)	1,000	966,820
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (ACA)(CBI)	5.375%	12/1/2018	BBB-		1,000	961,970
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	6.25%	7/1/2026	NR		1,000	943,130
Lehigh Cnty PA Gen Purp Auth Good Shepherd Grp Ser A	5.625%	11/1/2034	A		1,000	1,005,980
Lehigh Cnty PA Gen Purp Hosp Lehigh Vly Hlth Network Ser A (AGM)	5.00%	7/1/2025	AAA		1,000	1,011,020
Monroe Cnty PA Hosp Auth Rev Pocono Med Ctr	5.125%	1/1/2037	A-		1,000	901,380
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2023	BBB+		1,250	1,251,638
PA Econ Dev Fing Auth Albert Einstein Hlthcare Ser A	6.25%	10/15/2023	A3		1,000	1,051,390
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.50%	7/1/2030	BBB		1,000	842,820
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A		850	850,136
Southcentral PA Gen Auth Rev Wellspan Hlth Oblig Grp Ser A	6.00%	6/1/2029	Aa3		1,000	1,091,360
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		535	534,262

Total						18,493,201

Housing 4.27%

Allegheny Cnty PA Resdl Fin Auth Sing Fam Mtg Ser VV AMT (GNMA/FNMA)	4.95%	11/1/2037	Aaa		980	920,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Housing (continued)

PA Hsg Fin Agy Sing Fam Mtg Ser 93 A AMT	4.85%	10/1/2021	AA+	$3,000	$2,983,860

Total					3,904,688

Lease Obligations 3.47%

Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	Baa1	1,000	1,047,840
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	595	598,873
York PA Gen Auth Rev York City Recreation Corp (AMBAC)	5.50%	5/1/2018	NR	1,475	1,523,837

Total					3,170,550

Other Revenue 3.62%

Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.85%	8/15/2037	BBB-	1,000	774,620
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-	1,000	804,100
Philadelphia PA Auth Indl Dev Russell Byers Charter Sch Ser A	5.25%	5/1/2037	BBB-	1,000	722,970
Philadelphia PA Auth Indl Dev Ser A	5.50%	9/15/2037	BBB-	1,370	1,007,128

Total					3,308,818

Pre-Refunded 8.94%

PA Conv Ctr Auth Ser A ETM (FGIC)	6.70%	9/1/2016	AAA	770	898,813
Philadelphia PA Gas Wrks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	A	1,830	2,204,949
Philadelphia PA Sch Dist Ser A (AGM)	5.75%	2/1/2019	AAA	450	475,565
Philadelphia PA Sch Dist Ser B (FGIC)	5.625%	8/1/2022	Aa3	1,000	1,118,650
Philadelphia PA Sch Dist Ser D (FGIC)	5.25%	6/1/2034	Aa3	2,000	2,323,000
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-	1,000	1,155,740

Total					8,176,717

Tax Revenue 2.45%

Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	1,000	1,033,390
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-	750	740,910
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2037	BBB	440	465,678

Total					2,239,978

Transportation 6.14%

Delaware River Port Auth PA & NJ (AGM)	6.00%	1/1/2019	AAA	1,000	1,002,090
PA St Tpk Commn Oil 2003 Tpk Ser C Rmkt (NPFGC)	5.00%	12/1/2029	AA	1,000	1,042,260
PA St Tpk Commn Sub Ser B-1	5.625%	6/1/2029	A2	3,310	3,575,197

Total					5,619,547

Utilities 6.28%

Delaware Cnty PA Indl Dev Auth Wtr Facs Aqua PA Inc Pj Ser B AMT (NPFGC)(FGIC)	5.00%	11/1/2036	AA-	1,000	947,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities (continued)

Luzerne Cnty PA Indl Dev Auth Amer Wtr Co Ser A AMT (AMBAC)	5.10%	9/1/2034	A	$1,000		$897,860
North Huntingdon Twp PA Muni Auth GTD (AMBAC)	5.25%	4/1/2019	A+	760		767,729
PA Econ Dev Fing Auth Allegheny Enrg Supply Co	7.00%	7/15/2039	BBB-	1,000		1,089,910
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3	1,000		1,005,890
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.25%	8/1/2017	Baa2	1,000		1,035,950

Total						5,744,999

Total Municipal Bonds (cost $92,180,541)						92,152,044

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus PA Municipal Money Market Fund (cost $91)				—	(g)	91

Total Investments in Securities 100.76% (cost $92,180,632)						92,152,135

Liabilities in Excess of Cash and Other Assets(e) (0.76%)						(697,011)

Net Assets 100.00%						$91,455,124

Open Futures Contracts at December 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2010	37	Short	$(4,268,875)	$221,739

See Notes to Schedule of Investments.

AMT	Income from this security may be subject to Alternative Minimum Tax.

COP	Certificates of Participation.

ETM	Escrow to Maturity.

GTD	Guaranteed.

NR	Not Rated.

Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.

RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2009.

TCRS	Transferable Custodial Receipts.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable Rate Security. The interest rate represents the rate at December 31, 2009.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2 (e) for details of Municipal Bonds Held in Trust.
(c)	Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity.
(d)	Securities purchased on a when-issued basis (See Note 2 (d)).
(e)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on financial futures contracts.
(f)	The interest represents the rate at December 31, 2009. The date shown represents the next interest reset date.
(g)	Amount represents less than 1,000 shares.
(h)	Defaulted security.
(i)	Fund received partial payment from issuer.

Insured	or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

ACA	American Capital Access Holding Ltd.

AMBAC	AMBAC Assurance Corporation

AG	Assured Guaranty

AGM	Assured Guaranty Municipal Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CBI	Certified Bond Insurance

CIFG	CIFG Guaranty

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

IBC	Insurance Bond Certificate

NPFGC	National Public Finance Guarantee Corporation

RADIAN	Radian Asset Assurance, Inc.

XLCA	XL Capital Assurance, Inc.

Notes to Schedules of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on September 11, 1991 and was reorganized as a Delaware statutory trust on July 22, 2002.

The Trust consists of the following five portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Intermediate Tax-Free Fund (“Intermediate”)
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Georgia Series (“Georgia”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Pennsylvania Series (“Pennsylvania”)

Each Fund is non-diversified as defined in the Act, except for Intermediate and Short Duration.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for Intermediate, Short Duration and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in open-end money market mutual funds are valued at their Net Asset Value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end. As of December 31, 2009, each Fund, except Short Duration, had open futures contracts.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

Notes to Schedules of Investments (unaudited)(continued)

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of December 31, 2009, as well as the average trust certificates outstanding for the period then ended:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Intermediate	$5,735,000	.25% - .30%	$12,476,411	$5,735,000
Georgia	10,000,000.25%		20,626,550	10,000,000
High Yield	199,772,226	.23% - .45%	409,313,262	195,672,226

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)	Fair Value Measurements-In accordance with Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedules of Investments (unaudited)(continued)

The following is a summary of the inputs used as of December 31, 2009 in valuing each Fund’s investments carried at value:

	Intermediate				Short Duration
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,221,908,775	$—	$1,221,908,775	$—	$1,294,125,313	$—	$1,294,125,313
Money Market Mutual Fund	1,600,271	—	—	1,600,271	211	—	—	211
Variable Rate Demand Note	—	—	—	—	—	15,325,000	—	15,325,000
Warrant		—	—	—	—	51,891	—	51,891

Total	$1,600,271	$1,221,908,775	$—	$1,223,509,046	$211	$1,309,502,204	$—	$1,309,502,415

Other Financial Instruments
Futures Contracts
Assets	$1,980,429	$—	$—	$1,980,429	$—	$—	$—	$—
Liabilities	—	—	—	—	—	—	—	—

Total	$1,980,429	$—	$—	$1,980,429	$—	$—	$—	$—

	Georgia				High Yield
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$142,733,189	$—	$142,733,189	$—	$1,783,992,008	$—	$1,783,992,008
Money Market Mutual Funds	—	—	—	—	3,224	—	—	3,224
Variable Rate Demand Note	—	260,000	—	260,000	—	10,000,000	—	10,000,000

Total	$—	$142,993,189	$—	$142,993,189	$3,224	$1,793,992,008	$—	$1,793,995,232

Other Financial Instruments
Futures Contracts
Assets	$780,466	$—	$—	$780,466	$12,769,818	$—	$—	$12,769,818
Liabilities	—	—	—	—	—	—	—	—

Total	$780,466	$—	$—	$780,466	$12,769,818	$—	$—	$12,769,818

	Pennsylvania
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$92,152,044	$—	$92,152,044
Money Market Mutual Fund	91	—	—	91

Total	$91	$92,152,044	$—	$92,152,135

Other Financial Instruments
Futures Contracts
Assets	$221,739	$—	$—	$221,739
Liabilities	—	—	—	—

Total	$221,739	$—	$—	$221,739

*	See Schedule of Investments for values in each industry.

Notes to Schedules of Investments (unaudited)(concluded)

(g)	Disclosures about Derivative Instruments and Hedging Activities-Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the period ended December 31, 2009 (as described in note 2(c)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of December 31, 2009:

Unrealized Appreciation as of December 31, 2009
Intermediate	$1,980,429
Georgia	780,466
High Yield	12,769,818
Pennsylvania	221,739

3. FEDERAL TAX INFORMATION

As of December 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Intermediate	$1,180,283,201	$42,048,459	$(4,557,614)	$37,490,845
Short Duration	1,300,056,249	10,695,117	(1,248,951)	9,446,166
Georgia	132,495,918	3,931,217	(3,433,946)	497,271
High Yield	1,755,073,996	52,909,515	(213,760,505)	(160,850,990)
Pennsylvania	92,166,059	3,379,511	(3,393,435)	(13,924)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of accretion on market discount, tender option bond trusts and other temporary adjustments.

4. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2009, FASB issued amended guidance for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ financial statement disclosures, if any, is currently being assessed.

In January 2010, the FASB issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by ASC 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Funds’ financial statement disclosures.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 16, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 16, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 16, 2010